As filed with the Securities and Exchange Commission on February 11, 2005

                                            1933 Act Registration No. 333-113599
                                             1940 Act Registration No. 811-06511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]
                                                           ---
      Pre-Effective Amendment No.         [   ]
                                  -----    ---

      Post-Effective Amendment No.   44   [ X ]
                                  -----    ---

                                            and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---
      Amendment No.  45
                     --
                        (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact name of registrant as specified in charter)

                              50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                              50 North Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)
[ ] On ________________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On ___________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Regions Morgan Keegan Select Funds

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A      -     Prospectus


      Part B      -     Statement of Additional Information


      Part C      -     Other Information

      Signature Page

      Exhibit Index

      Exhibits

[COVER GRAPHIC]

PROSPECTUS

February 18, 2005


REGIONS MORGAN KEEGAN SELECT FUNDS


Regions Morgan Keegan Select LEADER Growth Equity Fund

Regions Morgan Keegan Select LEADER Growth & Income Fund

Regions Morgan Keegan Select LEADER Balanced Fund

Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund

Regions Morgan Keegan Select LEADER Intermediate Bond Fund

Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund

Regions Morgan Keegan Select LEADER Money Market Fund


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares described in this prospectus or determined whether this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.


           Each fund is a series of Regions Morgan Keegan Select Funds

                    [LOGO Regions Morgan Keegan Select Funds]

                                Table of Contents
                                -----------------
                                                                            Page
                                                                            ----

Risk/Return Profile............................................................3

Fees and Expenses.............................................................23

How to Buy Shares.............................................................31

How to Exchange Shares........................................................34

How to Redeem Shares..........................................................35

Distribution of Fund Shares...................................................36

Account and Share Information.................................................37

Management of the Funds.......................................................38

Other Information.............................................................40

Financial Highlights..........................................................41

SHARES OF THE REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

RISK/RETURN PROFILE
-------------------

Regions Morgan Keegan Select Funds (the "Trust") offers investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the market for potentially greater returns. Morgan Asset Management, Inc. (the "Adviser"), an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Trust.

This Prospectus describes Class A Shares and Class I Shares of seven (7) newly organized series offered by the Trust: Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, and Regions Morgan Keegan Select LEADER Money Market Fund. Each series has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

GROWTH EQUITY FUND
------------------

GOAL.  The fund's investment objective is to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The fund invests primarily in common stocks of companies that are expected to have above-average growth potential. Under normal market conditions, at least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. A portion of the fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

      o MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the fund, and thus the performance of the fund as a whole.

      o SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives. The fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

      o GROWTH STOCK RISK. The fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations.

           Because the fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

      o FOREIGN ISSUER RISK. The fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

PERFORMANCE INFORMATION. The fund is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On February 18 2005, the fund merged with LEADER Growth Equity Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar charts and tables below for the periods commencing on or before February 18, 2005 is that of the fund's predecessor, the inception date of which is December 9, 2002. Data for periods prior to December 9, 2002 reflect the performance of an unregistered predecessor fund of the fund's predecessor. The performance information shown reflects anticipated fees and expenses of the fund.

The bar charts below give some indication of the risks of an investment in the fund by showing changes in the performance of the fund's predecessor from year to year and by comparing that performance with a broad measure of market performance. The tables below show the average annual total returns of the fund's predecessor (or the predecessor of the fund's predecessor) for the past one, five and ten years through December 31, 2004 or since inception and compares that performance to the returns of a broad-based index.

Both  the  bar  charts  and  tables   assume   reinvestment   of  dividends  and
distributions and do not reflect payment of any sales charges. If sales charges were reflected, the returns would be less than those shown.

Past performance is not an indication of future results.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31 [BAR CHART](1)

1995                                                                      34.87%
1996                                                                      21.43%
1997                                                                      20.48%
1998                                                                      30.70%
1999                                                                      23.45%
2000                                                                      -2.26%
2001                                                                     -12.24%
2002                                                                     -22.27%
2003                                                                      24.44%
2004                                                                       4.07%

Year-to-date performance as of December 31, 2004: 4.07%.

Best quarter:  Q4 1998        21.43%
Worst quarter: Q3 2002       -14.60%

AVERAGE ANNUAL TOTAL RETURNS(1) (FOR THE PERIODS ENDING DECEMBER 31)

                                                    ONE      FIVE      TEN
                                                   YEAR     YEARS     YEARS
                                                --------------------------------
GROWTH EQUITY FUND
  Return Before Taxes                             -1.62     -3.98     10.02
  Return After Taxes on Distributions(2)          -1.62     -3.98     10.02
  Return After Taxes on Distributions and         -1.05     -3.34      8.96
  Sale of Fund Shares(2)
S&P 500(R) INDEX(3)                               10.87     -2.30     12.07
LIPPER LARGE CAP GROWTH INDEX(3)                   7.45     -9.72      8.64

CLASS I SHARES

AVERAGE ANNUAL TOTAL RETURNS1 (FOR THE PERIODS ENDING DECEMBER 31)

                                                    ONE      FIVE       TEN
                                                   YEAR      YEARS     YEARS
--------------------------------------------------------------------------------
GROWTH EQUITY FUND
    Return Before Taxes                            4.39%    -2.60%    10.97%

(1) All of the above-quoted performance data for periods prior to December 9, 2002 reflect the performance of a predecessor fund of the fund's predecessor, adjusted to reflect the deduction of fees and expenses applicable to the Class A Shares or Class I Shares (as applicable) of the fund as stated in this Prospectus (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund of the fund's predecessor was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"). If the fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, strategies and policies of the unregistered predecessor fund are substantially similar in all material respects to the fund.

(2) The unregistered predecessor fund was not subject to the same distribution requirement as a regulated investment company. After-tax returns for the one year period are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of taxes.

GROWTH & INCOME FUND
--------------------

GOAL. The fund's investment objective is to achieve long-term growth of capital, current income and growth of income.

PRINCIPAL INVESTMENT STRATEGIES. The fund invests primarily in common stocks that the Adviser believes have potential primarily for capital growth and secondarily for income. The fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the fund seeks to achieve strong returns with less volatility. A portion of the fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.S. securities markets. The fund's investment in foreign issuers will be primarily through ADRs. The fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

      o MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the fund, and thus the performance of the fund as a whole.

      o SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives. The fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

      o GROWTH STOCK RISK. The fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because the fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

      o VALUE STOCK RISK. The fund also may invest a significant portion of its assets in "value" stocks. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

      o FOREIGN ISSUER RISK. The fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

PERFORMANCE INFORMATION. The fund is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On February 18 2005, the fund merged with LEADER Growth & Income Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar charts and tables below for the periods commencing on or before February 18, 2005 is that of the fund's predecessor, the inception date of which is October 26, 2000 (Class A Shares) and September 1, 1994 (Class I Shares). For periods prior to the commencement of operations of the predecessor fund's Class A Shares, performance information shown in the bar chart and the table for that class is based on the performance of that fund's Class I Shares, which would have substantially similar annual returns compared to the Class A Shares because the Class I Shares were invested in the same portfolio of securities. The performance information shown reflects anticipated fees and expenses of the fund.

The bar charts below give some indication of the risks of an investment in the fund by showing changes in the performance of the fund's predecessor from year to year and by comparing that performance with a broad measure of market performance. The tables below show the average annual total returns of the fund's predecessor for the past one, five and ten years through December 31, 2004 or since inception and compares that performance to the returns of a broad-based index.

Both  the  bar  charts  and  tables   assume   reinvestment   of  dividends  and
distributions and do not reflect payment of any sales charges. If sales charges were reflected, the returns would be less than those shown.

Past performance is not an indication of future results.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31 [BAR CHART]

1995                                                                      30.94%
1996                                                                      21.53%
1997                                                                      28.60%
1998                                                                      30.05%
1999                                                                      17.81%
2000                                                                      -9.86%
2001                                                                     -11.40%
2002                                                                     -19.98%
2003                                                                      23.81%
2004                                                                       6.74%

Year-to-date performance as of December 31, 2004:  6.74%.

Best quarter:  Q4 1998        16.22%
Worst quarter: Q3 2002       -13.67%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                                    ONE      FIVE      TEN
                                                   YEAR     YEARS     YEARS
                                                --------------------------------
GROWTH & INCOME FUND
  Return Before Taxes                              0.88     -4.41      9.60
  Return After Taxes on Distributions(1)           0.77     -4.75      8.95

  Return After Taxes on Distributions              0.72     -3.83      8.19
  and Sale of Fund Shares(1)
S&P 500(R) INDEX2                                 10.87     -2.30     12.07
LIPPER LARGE CAP CORE FUNDS INDEX(2)               8.29     -2.98     10.26

CLASS I SHARES

AVERAGE ANNUAL TOTAL RETURNS  (FOR THE PERIODS ENDING DECEMBER 31)

                                                    ONE      FIVE      TEN
                                                   YEAR     YEARS     YEARS
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
  Return Before Taxes                              7.05%    -3.04%    10.55%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of taxes.

BALANCED FUND
-------------

GOAL. The fund's investment objective is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Adviser believes will offer attractive returns consistent with the fund's objective. The fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability. Under normal market conditions, the fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. In determining the allocation of assets, the Adviser evaluates forecasts for inflation, interest rates and corporate earnings growth. The Adviser periodically will increase or decrease the fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Adviser forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.

The fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Adviser utilizes both "top-down" and "bottom-up" approaches. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.

The fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the Adviser to be of comparable quality. The fund may also invest up to 10% of its total assets in securities rated below investment grade, commonly known as "junk bonds." The fund invests in fixed-income assets with a maturity range of up to ten years.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

      o MARKET RISK. Each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the fund, and thus the performance of the fund as a whole.

      o SELECTION RISK. The particular securities that are selected by the Adviser for the fund may underperform the market or those securities selected by other funds with similar objectives. The equity component of the fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss.

      o GROWTH STOCK RISK. The fund may invest a significant portion of its assets in "growth" securities. Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations.

      o VALUE STOCK RISK. The fund also may invest a significant portion of its assets in "value" securities. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

      o FIXED-INCOME SECURITIES RISK. The fund may invest a significant portion of its assets in fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the fund's fixed-income investments (and of its shares) will decline. If interest rates decline, the fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

      o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

      o PREPAYMENT RISK. Certain of the fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the fund to potentially lower return upon subsequent reinvestment of the principal.

      o FOREIGN ISSUER RISK. The fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

PERFORMANCE INFORMATION. The fund is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On February 18 2005, the fund merged with LEADER Balanced Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar charts and tables below for the periods commencing on or before February 18, 2005 is that of the fund's predecessor, the inception date of which is January 3, 2001. The performance information shown reflects anticipated fees and expenses of the fund.

The bar charts below give some indication of the risks of an investment in the fund by showing changes in the performance of the fund's predecessor from year to year and by comparing that performance with a broad measure of market performance. The tables below show the average annual total returns of the fund's predecessor for the past year through December 31, 2004 and since inception and compares that performance to the returns of a broad-based index.

Both  the  bar  charts  and  tables   assume   reinvestment   of  dividends  and
distributions and do not reflect payment of any sales charges. If sales charges were reflected, the returns would be less than those shown.

Past performance is not an indication of future results.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31 [BAR CHART]

2002                                                                      -2.96%
2003                                                                      14.17%
2004                                                                       1.22%

Year-to-date performance as of December 31, 2004: 1.22%.

Best quarter:  Q4 2003       8.45%
Worst quarter: Q2 2002       -3.54%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)
                                                         ONE      SINCE FUND
                                                        YEAR       INCEPTION
                                                                    (1/3/01)
                                                   -----------------------------
BALANCED FUND
  Return Before Taxes                                  -4.38%         0.73%
  Return After Taxes on Distributions(1)                 -4.52%         0.11%
  Return After Taxes on Distributions and              -2.68%         0.27%
    Sale of Fund Shares(1)
S&P 500(R) INDEX(2)                                    10.87           N/A
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/
  CREDIT BOND INDEX(2)                                  3.04           N/A
LIPPER BALANCED INDEX(2)                                  8.99          2.91

CLASS I SHARES

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)
                                                                  SINCE FUND
                                                         ONE       INCEPTION
                                                        YEAR       (1/3/01)
--------------------------------------------------------------------------------
BALANCED FUND
  Return Before Taxes                                   1.50%         2.48%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)  The S&P  500(R)  Index  referenced  in the  table  above  is an  unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the predecessor fund's average annual total returns compare with the returns of an index of funds that the Adviser believes has similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

TAX-EXEMPT BOND FUND
--------------------

GOAL. The fund's investment objective is to achieve current income that is exempt from federal income tax consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which the Adviser deems to include all debt securities for this purpose. The fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). The fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years. The fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated securities deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the fund has purchased it, the fund is not required to sell the security, but may consider doing so. However, the fund does not intend to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by Moody's or BBB by Standard & Poor's). While maturity and credit quality are the most important investment factors, the fund also considers the following when making investment decisions: (i) current yield and yield to maturity and (ii) potential for capital gain. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

      o FIXED-INCOME SECURITIES RISK. The fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the fund's investments taxable.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the fund's fixed-income investments (and of its shares) will decline. If interest rates decline, the fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o SELECTION RISK. The particular bonds that are selected for the fund may underperform the market or other funds with similar objectives.

      o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

      o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

      o PREPAYMENT RISK. Certain of the fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the fund to potentially lower return upon subsequent reinvestment of the principal.

PERFORMANCE INFORMATION. The fund is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On February 18 2005, the fund merged with LEADER Tax-Exempt Bond Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar charts and tables below for the periods commencing on or before February 18, 2005 is that of the fund's predecessor, the inception date of which is July 24, 2000. The performance information shown reflects anticipated fees and expenses of the fund.

The bar charts below give some indication of the risks of an investment in the fund by showing changes in the performance of the fund's predecessor from year to year and by comparing that performance with a broad measure of market performance. The tables below show the average annual total returns of the fund's predecessor for the past year through December 31, 2004 and since inception and compares that performance to the returns of a broad-based index.

Both  the  bar  charts  and  tables   assume   reinvestment   of  dividends  and
distributions and do not reflect payment of any sales charges. If sales charges were reflected, the returns would be less than those shown.

Past performance is not an indication of future results.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31 [BAR CHART]

2001                                                                       4.05%
2002                                                                       8.06%
2003                                                                       3.09%
2004                                                                       1.59%

Year-to-date performance as of December 31, 2004: 1.59%.

Best quarter:  Q3 2002        3.77%
Worst quarter: Q2 2004       -2.32%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                                         ONE      SINCE FUND
                                                        YEAR       INCEPTION
                                                                    (7/24/00)
                                                   -----------------------------
TAX-EXEMPT BOND FUND
  Return Before Taxes                                  -0.43%        4.26%
  Return After Taxes on Distributions(1)               -0.56%        4.11%
  Return After Taxes on Distributions and Sale
    of Fund Shares(1)                                   0.83%        4.12%

 LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(2)         2.72%         N/A
 LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(2)      2.85%        5.60%

CLASS I SHARES

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                                                      SINCE FUND
                                                          ONE          INCEPTION
                                                          YEAR         (7/24/00)
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
    Return Before Taxes                                   1.89%          5.02%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index generally representative of investment-grade, tax-exempt bonds with maturities between four and six years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Lipper Intermediate Municipal Debt Funds Index shows how the fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

INTERMEDIATE BOND FUND
----------------------

GOAL. The fund's investment objective is to achieve current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The fund invests primarily in high quality fixed-income securities, including bonds and notes of both corporate and U.S. governmental issuers. The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which the Adviser deems to include all debt securities for this purpose. The fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities. By limiting the maturity of its portfolio securities, the fund seeks to moderate principal fluctuations. In addition, the Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions. The fund invests primarily in issues rated in one of the four highest categories by an NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the fund has purchased it, the fund is not required to sell the security but may consider doing so. However, the fund does not intend to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB). The fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. The fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements. While short-term interest rate bets are generally avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors. While maturity and credit quality are the most important investment factors, other factors considered by the fund when making investment decisions include: (i) current yield and yield to maturity and (ii) potential for capital gain.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

     o    FIXED-INCOME   SECURITIES   RISK.   The  fund  invests   primarily  in
          fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the fund's fixed-income investments (and of its shares) will decline. If interest rates decline, the fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o SELECTION RISK. The particular bonds that are selected for the fund may underperform the market or other funds with similar objectives.

     o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which the fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

     o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

     o PREPAYMENT RISK. Certain of the fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the fund to potentially lower return upon subsequent reinvestment of the principal.

PERFORMANCE INFORMATION. The fund is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On February 18 2005, the fund merged with LEADER Intermediate Bond Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar charts and tables below for the periods commencing on or before February 18, 2005 is that of the fund's predecessor, the inception date of which is September 1, 1994. The performance information shown reflects anticipated fees and expenses of the fund.

The bar charts below give some indication of the risks of an investment in the fund by showing changes in the performance of the fund's predecessor from year to year and by comparing that performance with a broad measure of market performance. The tables below show the average annual total returns of the fund's predecessor for the past one, five and ten years through December 31, 2004 or since inception and compares that performance to the returns of a broad-based index.

Both  the  bar  charts  and  tables   assume   reinvestment   of  dividends  and
distributions and do not reflect payment of any sales charges. If sales charges were reflected, the returns would be less than those shown.

Past performance is not an indication of future results.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31 [BAR CHART]

1995                                                                      14.69%
1996                                                                       3.07%
1997                                                                       7.55%
1998                                                                       7.86%
1999                                                                      -4.46%
2000                                                                      11.58%
2001                                                                       7.91%
2002                                                                       9.79%
2003                                                                       2.98%
2004                                                                      -0.61%

Year-to-date performance as of December 31, 2004: -0.61%.

Best quarter:    Q2 1995       5.11%
Worst quarter:   Q2 2004       -4.85%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                                           ONE         FIVE           TEN
                                                          YEAR         YEARS         YEARS
                                                       ----------------------------------------
INTERMEDIATE BOND FUND
    Return Before                                        -2.62%        5.81%         5.68%
    Taxes
    Return After Taxes on
    Distributions(1)                                     -3.79%        3.87%         3.48%
    Return After Taxes on Distributions and Sale of
    Fund Shares(1)                                       -1.71%        3.77%         3.48%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND
INDEX(2)                                                  3.04%        7.21%         7.16%
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND
INDEX(2)                                                  4.28%        7.33%         7.21%

CLASS I SHARES

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                                         ONE         FIVE            TEN
                                                        YEAR         YEARS          YEARS
-----------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
    Return Before Taxes                                -0.31%        6.47%          6.17%

(1) After-tax returns are calculated using the highest  historical  individual federal marginal income tax rates and do not  reflect  the  impact of state and local  taxes.  Actual  after-tax returns  depend on an  investor's  tax  situation  and may differ from those  shown.  After-tax returns  shown are not  relevant  to  investors  who hold  their  shares  through  tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Brothers Intermediate Government/Credit Bond Index referenced in the table above is an unmanaged,  independently maintained index that is composed of investment grade corporate debt issues as well as debt  issues of U.S.  government  agencies  and the U.S.  Treasury  with
maturities  between  one  and  ten  years.  The  information   provided  regarding  the  Lipper
Intermediate Investment Grade Debt Fund Index shows how the fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

TAX-EXEMPT MONEY MARKET FUND
----------------------------

GOAL. The fund's investment objective is to maximize current income exempt from federal income tax consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The fund invests primarily in high quality, short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). At the time of purchase, all of the fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all fund investments will mature in 397 days or less, and the fund's average maturity will not exceed 90 days. While the fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. The fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the fund's investments taxable.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the fund's fixed-income investments (and of its shares) will decline. If interest rates decline, the fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

     o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

PERFORMANCE INFORMATION. The fund is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On February 18 2005, the fund merged with LEADER Tax-Exempt Money Market Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar charts and tables below for the periods commencing on or before February 18, 2005 is that of the fund's predecessor, the inception date of which is September 6, 2000. The performance information shown reflects anticipated fees and expenses of the fund.

The bar charts below give some indication of the risks of an investment in the fund by showing changes in the performance of the fund's predecessor from year to year and by comparing that performance with a broad measure of market performance. The tables below show the average annual total returns of the fund's predecessor for the past year through December 31, 2004 and since inception and compares that performance to the returns of a broad-based index.

Both the bar charts and tables assume reinvestment of dividends and distributions and do not reflect payment of any sales charges. If sales charges were reflected, the returns would be less than those shown. The average annual total returns set forth in the tables below reflect expenses and the maximum sales charge that shareholders may be required to pay when purchasing or redeeming shares.

Past performance is not an indication of future results.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31 [BAR CHART]

2001                                                                       1.63%
2002                                                                       0.46%
2003                                                                       0.22%
2004                                                                       0.38%

Year-to-date performance as of December 31, 2004: 0.38%.

Best quarter:     Q1 2001       0.59%
Worst quarter:    Q2 2004       -0.04%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING  DECEMBER 31)

                                                     ONE          SINCE FUND
                                                     YEAR         INCEPTION
                                                                   (9/6/00)
                                                 -------------------------------
TAX-EXEMPT MONEY MARKET FUND                     -------------------------------
    Return Before Taxes                              0.38%            0.87%
                                                 -------------------------------

CLASS I SHARES

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                                     ONE          SINCE FUND
                                                     YEAR         INCEPTION
                                                                   (9/6/00)
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
    Return Before Taxes                              0.50%            1.24%

MONEY MARKET FUND
-----------------

GOAL. The fund's investment objective is to achieve maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The fund invests in a variety of high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all fund investments will mature in 397 days or less, and the fund's average maturity will not exceed 90 days. While the fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. The fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the fund's fixed-income investments (and of its shares) will decline. If interest rates decline, the fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

     o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

PERFORMANCE INFORMATION. The fund is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On February 18 2005, the fund merged with LEADER Money Market Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar charts and tables below for the periods commencing on or before February 18, 2005 is that of the fund's predecessor, the inception date of which is July 7, 1999. The performance information shown reflects anticipated fees and expenses of the fund.

The bar charts below give some indication of the risks of an investment in the fund by showing changes in the performance of the fund's predecessor from year to year and by comparing that performance with a broad measure of market performance. The tables below show the average annual total returns of the fund's predecessor for the past one and five years through December 31, 2004 and since inception and compares that performance to the returns of a broad-based index.

Both the bar charts and tables assume reinvestment of dividends and distributions and do not reflect payment of any sales charges. If sales charges were reflected, the returns would be less than those shown. The average annual total returns set forth in the tables below reflect expenses and the maximum sales charge that shareholders may be required to pay when purchasing or redeeming shares.

Past performance is not an indication of future results.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31 [BAR CHART]

2000                                                                      5.49%
2001                                                                      3.29%
2002                                                                      0.87%
2003                                                                      0.27%
2004                                                                      0.44%

Year-to-date performance as of December 31, 2004: 0.44%.

Best quarter:     Q4 2000       1.44%
Worst quarter:    Q2 2004       0.03%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                       ONE           FIVE          SINCE FUND
                                       YEAR          YEARS         INCEPTION
                                                                    (7/7/99)
                                     -------------------------------------------
MONEY MARKET FUND                    -------------------------------------------
    Return Before Taxes                0.44%         2.05%           2.26%
                                     -------------------------------------------

CLASS I SHARES

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                       ONE           FIVE          SINCE FUND
                                       YEAR          YEARS         INCEPTION
                                                                    (7/7/99)
                                     -------------------------------------------
MONEY MARKET FUND                    -------------------------------------------
    Return Before Taxes                0.94%         2.56%           2.77%
                                     -------------------------------------------

FURTHER INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

During adverse market conditions, each fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. (The Tax-Exempt Money Market Fund and Money Market Fund may invest 100% of their total assets in money market investments for any purpose.) Each of the Intermediate Bond Fund and the Tax-Exempt Bond Fund also may shorten its dollar-weighted average maturity below its normal range for temporary defensive purposes if such action is deemed appropriate by the Adviser. If a fund is investing defensively, it will not be pursuing its investment objective.

Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Board of Trustees of the funds without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Bond Fund is fundamental. The investment objective of each other fund is non-fundamental, and may be changed without shareholder vote.

Each of Growth Equity Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Tax-Exempt Money Market Fund has a policy that it will invest at least 80% of its net assets in the particular type of investment suggested by its name. This policy may not be changed without providing sixty (60) days' written notice to the shareholders of the affected fund.

The funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus included references to certain investments you might not be familiar with. Please refer to a fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that fund in pursuit of its investment objective:

adjustable rate securities -- securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.

American Depositary Receipts ("ADRs") -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

asset-backed securities -- interests in pools created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets.

collateralized mortgage obligations ("CMOs") -- bonds generally issued by a special purpose vehicle and collateralized by a pool of mortgages.

mortgage-backed securities -- participations in organized pools of residential mortgages, the principal and interest payments on which are passed from the mortgage originators through intermediaries that pool and repackage them in the form of securities.

payable-in-kind bonds -- bonds in which interest during the initial few years is typically paid in additional debentures rather than in cash.

private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

repurchase agreements -- agreements by which a fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

A more complete discussion of each of these investments, and of each fund's investments and related risks, can be found in the Statement of Additional Information.

FEES AND EXPENSES
-----------------

The following tables show the fees and expenses of each fund for each class.

GROWTH EQUITY FUND
------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Growth Equity Fund.

SHAREHOLDER FEES (fees paid directly from your            Class A       Class I
investment)

Maximum sales charge (Load)
(as a percentage of offering price)                        5.50%         None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                          None          None
Maximum deferred sales charge (Load)(1)                    None          None
Redemption fee (as a percentage of amount redeemed)        None          None
Exchange fee                                               None          None
Maximum account fee                                        None          None

OPERATING EXPENSES

                                           Class A          Class I
                                           -------          -------

Investment Advisory Fee                      0.75            0.75
Administrative Fee                           0.12            0.12
Shareholder Service Fee                       -                -
Distribution (12b-1) Fee                     0.25              -
Other Operating Expenses                     0.45            0.48
TOTAL ANNUAL OPERATING EXPENSES              1.57            1.35
Less Contractual Fee Waiver(2)               0.05            0.05
TOTAL NET ANNUAL OPERATING EXPENSES          1.52            1.30

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

(2) The Adviser has agreed to waive through February 18, 2006, 0.05% of its investment advisory fee.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                   ---------------------------------
1 Year (whether or not shares
are redeemed)                             $696             $132

3 Years (whether or not shares
are redeemed)                            $1014             $423

5 Years (whether or not shares
are redeemed)                            $1354            $735

10 Years (whether or not shares
are redeemed)                            $2311            $1620

GROWTH & INCOME FUND
--------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Growth & Income Fund.

SHAREHOLDER FEES (fees paid directly from your        Class A         Class I
investment)

Maximum sales charge (Load)
(as a percentage of offering price)                    5.50%         None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                      None          None
Maximum deferred sales charge (Load)(1)                None          None
Redemption fee (as a percentage of amount redeemed)    None          None
Exchange fee                                           None          None
Maximum account fee                                    None          None

OPERATING EXPENSES

                                           Class A          Class I
                                           -------          -------

Investment Advisory Fee                     0.75             0.75
Administrative Fee                          0.12             0.12
Shareholder Service Fee                      -                -
Distribution (12b-1) Fee                    0.25              -
Other Operating Expenses                    0.23             0.23
TOTAL ANNUAL OPERATING EXPENSES             1.35             1.10

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                   ---------------------------------
1 Year (whether or not shares
are redeemed)                            $680              $112

3 Years (whether or not shares
are redeemed)                            $954              $350

5 Years (whether or not shares
are redeemed)                            $1249             $606

10 Years (whether or not shares
are redeemed)                            $2085            $1340


BALANCED FUND
-------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Balanced Fund.

SHAREHOLDER FEES (fees paid directly                     Class A         Class I
from your investment)

Maximum sales charge (Load)
(as a percentage of offering price)                       5.50%           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                         None            None
Maximum deferred sales charge (Load)(1)                   None            None
Redemption fee (as a percentage of amount redeemed)       None            None
Exchange fee                                              None            None
Maximum account fee                                       None            None

OPERATING EXPENSES

                                          Class A          Class I
                                          -------          -------

Investment Advisory Fee                    0.80              0.80
Administrative Fee                         0.12              0.12
Shareholder Service Fee                      -                -
Distribution (12b-1) Fee                   0.25               -
Other Operating Expenses                   0.50              0.48
TOTAL ANNUAL OPERATING EXPENSES            1.67              1.40
Less Contractual Fee Waiver(2)             0.20              0.20
TOTAL NET ANNUAL OPERATING EXPENSES        1.47              1.20

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive through February 18, 2006, 0.20% of its investment advisory fee.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                   ---------------------------------
1 Year (whether or not shares
are redeemed)                             $691             $122

3 Years (whether or not shares
are redeemed)                            $1029             $423

5 Years (whether or not shares
are redeemed)                            $1390             $747

10 Years (whether or not shares
are redeemed)                            $2402            $1662

TAX-EXEMPT BOND FUND
--------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Tax-Exempt Bond Fund.

SHAREHOLDER FEES (fees paid directly from your investment)    Class A    Class I

Maximum sales charge (Load)
(as a percentage of offering price)                            2.00%      None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                              None       None
Maximum deferred sales charge (Load)(1)                        None       None
Redemption fee (as a percentage of amount redeemed)            None       None
Exchange fee                                                   None       None
Maximum account fee                                            None       None

OPERATING EXPENSES

                                             Class A           Class I
                                             -------           -------

Investment Advisory Fee                       0.50             0.50
Administrative Fee                            0.12             0.12
Shareholder Service Fee                        -                 -
Distribution (12b-1) Fee                      0.25               -
Other Operating Expenses                      0.62             0.62
TOTAL ANNUAL OPERATING EXPENSES               1.49             1.24
Less Contractual Fee Waiver2                  0.35             0.35
TOTAL NET ANNUAL OPERATING EXPENSES           1.14             0.89

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive through February 18, 2006, 0.35% of its investment advisory fee.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                            Class A          Class I
                                         -----------------------------
1 Year (whether or not shares
are redeemed)                                 $314              $91

3 Years (whether or not shares
are redeemed)                                 $628             $359

5 Years (whether or not shares
are redeemed)                                 $964             $647

10 Years (whether or not shares
are redeemed)                                $1915            $1469

INTERMEDIATE BOND FUND
----------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Intermediate Bond Fund.

SHAREHOLDER FEES (fees paid directly from your           Class A         Class I
investment)

Maximum sales charge (Load)
(as a percentage of offering price)                       2.00%           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                         None            None
Maximum deferred sales charge (Load)(1)                   None            None
Redemption fee (as a percentage of amount redeemed)       None            None
Exchange fee                                              None            None
Maximum account fee                                       None            None

OPERATING EXPENSES

                                             Class A          Class I
                                             -------          -------

Investment Advisory Fee                       0.50             0.50
Administrative Fee                            0.12             0.12
Shareholder Service Fee                        -                 -
Distribution (12b-1) Fee                      0.25               -
Other Operating Expenses                      0.23             0.23
TOTAL ANNUAL OPERATING EXPENSES               1.10             0.85
Less Contractual Fee Waiver(2)                0.02             0.02
TOTAL NET ANNUAL OPERATING EXPENSES           1.08             0.83

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive through February 18, 2006, 0.02% of its investment advisory fee.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                   ------------------ --------------
1 Year (whether or not shares
are redeemed)                             $308              $85

3 Years (whether or not shares
are redeemed)                             $541             $269

5 Years (whether or not shares
are redeemed)                             $792             $469

10 Years (whether or not shares
are redeemed)                            $1512            $1047

TAX-EXEMPT MONEY MARKET FUND
----------------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Tax-Exempt Money Market Fund.

SHAREHOLDER FEES (fees paid directly from your investment)   Class A     Class I

Maximum sales charge (Load)                                   None        None
(as a percentage of offering price)                           None        None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None        None
Maximum deferred sales charge (Load)(1)                       None        None
Redemption fee (as a percentage of amount redeemed)           None        None
Exchange fee                                                  None        None
Maximum account fee                                           None        None

OPERATING EXPENSES


                                                    Class A          Class I
                                                    -------          -------

Investment Advisory Fee                               0.40             0.40
Administrative Fee                                    0.12             0.12
Shareholder Service Fee                                -                -
Distribution (12b-1) Fee(2)                           0.50              -
Other Operating Expenses                              0.42             0.42
TOTAL ANNUAL OPERATING EXPENSES                       1.44             0.94
Less Contractual Fee Waiver(3)                        0.30             0.30
TOTAL NET ANNUAL OPERATING EXPENSES                   1.14             0.64

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive through February 18, 2006, 0.30% of its investment advisory fee.
(3) As of the date of this Prospectus, Morgan Keegan & Company, Inc. ("Morgan Keegan") is voluntarily waiving 0.37% of the 12b-1 fee payable by Class A Shares of the Tax-Exempt Money Market Fund. This waiver may be eliminated at any time in Morgan Keegan's sole discretion.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                   ---------------------------------
1 Year (whether or not shares
are redeemed)                            $116               $65

3 Years (whether or not shares
are redeemed)                            $426              $270

5 Years (whether or not shares
are redeemed)                            $758              $491

10 Years (whether or not shares
are redeemed)                           $1698             $1127

MONEY MARKET FUND
-----------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Money Market Fund.

SHAREHOLDER FEES (fees paid directly from your investment)   Class A     Class I

Maximum sales charge (Load)
(as a percentage of offering price)                            None        None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                              None        None
Maximum deferred sales charge (Load)(1)                        None        None
Redemption fee (as a percentage of amount redeemed)            None        None
Exchange fee                                                   None        None
Maximum account fee                                            None        None

                                        Class A           Class I
                                        -------           -------

Investment Advisory Fee                  0.40              0.40
Administrative Fee                       0.12              0.12
Shareholder Service Fee                   -                 -
Distribution (12b-1) Fee                 0.50               -
Other Operating Expenses                 0.21              0.21
TOTAL ANNUAL OPERATING EXPENSES          1.23              0.73
Less Contractual Fee Waiver(2)           0.15              0.15
TOTAL NET ANNUAL OPERATING EXPENSES      1.08              0.58

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The Adviser has agreed to waive through February 18, 2006, 0.15% of its investment advisory fee.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                   ---------------------------------
1 Year (whether or not shares
are redeemed)                            $110               $59

3 Years (whether or not shares
are redeemed)                            $375              $218

5 Years (whether or not shares
are redeemed)                            $661              $391

10 Years (whether or not shares
are redeemed)                           $1475              $892

HOW TO BUY SHARES
-----------------

WHAT DO SHARES COST? You can purchase, redeem, or exchange shares any day the New York Stock Exchange ("NYSE") is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

When a fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined net asset value ("NAV") plus any applicable front-end sales charge. NAV is determined for the funds (other than TAX-EXEMPT MONEY MARKET FUND and MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND is determined twice daily. For the TAX-EXEMPT MONEY MARKET FUND, the NAV is determined at 11:30 a.m. (Central Time) and 3:00 p.m. (Central Time). For the MONEY MARKET FUND, the NAV is determined at 2:00 p.m. (Central Time) and 3:00 p.m. (Central
Time).

Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Trust's Board of Trustees. The funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or an independent pricing service is inaccurate.

There can be no assurance that the fund could purchase or sell a portfolio security at the price used to calculate the fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

OPENING AN ACCOUNT. To open an account with the funds, the minimum initial investment for the fund's Class A Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, or if you establish a $50 monthly minimum addition to your account through the funds' Systematic Investment Program (SIP), or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing funds account through the funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your share transaction.

There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I Shares.

SALES CHARGE WHEN YOU PURCHASE (CLASS A SHARES ONLY)
CLASS A SHARES. Class A Shares of the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND are sold at NAV.

The following tables list the sales charges, which will be applied to your Class A Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Class A Shares of the GROWTH EQUITY FUND, GROWTH & INCOME FUND, and BALANCED FUND are sold at NAV, plus a front end sales charge as listed below:

                                      SALES CHARGE    SALES CHARGE
                                       AS A % OF        AS A % OF
AMOUNT OF TRANSACTION                OFFERING PRICE    NET AMOUNT
---------------------                --------------     INVESTED
                                                        --------
Less than $50,000                       5.50%            5.82%
$50,000 but less than $100,000          4.50%            4.71%
$100,000 but less than $250,000         3.75%            3.90%
$250,000 but less than $500,000         2.50%            2.56%
$500,000 but less than $1 million       2.00%            2.04%
$1 million or more(1)                     NAV              NAV

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class A Shares of the TAX-EXEMPT BOND FUND and INTERMEDIATE BOND FUND are sold at NAV, plus a front end sales charge as listed below:

                                       SALES CHARGE    SALES CHARGE
                                        AS A % OF        AS A % OF
AMOUNT OF TRANSACTION                 OFFERING PRICE    NET AMOUNT
---------------------                 --------------    INVESTED
                                                        --------
Less than $50,000                       2.00%            2.04%
$50,000 but less than $100,000          1.75%            1.78%
$100,000 but less than $250,000         1.50%            1.52%
$250,000 but less than $500,000         1.00%            1.01%
$500,000 but less than $1 million       0.75%            0.76%
$1 million or more(1)                     NAV              NAV

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS. Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the fund are indicated in the tables above. You or your investment professional must notify the fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those share accounts in the funds held directly or through an investment professional or through a single-participant retirement account by you, your spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers
(SSNs) or broker identification numbers (BINs).

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the shares offered in this Prospectus, and the breakpoint discounts offered with respect to such shares, are described in full in this prospectus. Because the prospectus is available on the Trust's website free of charge, the funds do not disclose this information separately on the website.

THE FRONT END SALES CHARGE FOR CLASS A SHARES MAY BE ELIMINATED OR REDUCED AT PURCHASE IF:

o you purchase shares through financial intermediaries that do not receive sales charge dealer concessions;

o you have redeemed shares from another broker dealer and invest the same amount or greater in the funds provided that you paid a sales charge in connection with the purchase or redeeming of the shares and further provided that the purchase of shares is within 30 days of redemption;

o  you are a Trust customer purchasing through Regions Morgan Keegan Trust;

o you purchase shares through "wrap accounts," asset allocation programs, or similar programs, under which clients may pay a fee for services;

o you purchase shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));

o you sign a letter of intent to purchase a specific dollar amount of additional shares within 13 months; or

o you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, and your spouse and dependent children.

CLASS I SHARES: You will not be charged any sales charge when purchasing or redeeming these shares, nor will you pay any distribution (12b-1) fees. Class I Shares are available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees. Contact your Trust Administrator or your Morgan Keegan & Company, Inc. ("Morgan Keegan") financial advisor for information.

HOW DO I PURCHASE SHARES? You may purchase Class A Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase shares of a fund through their local Trust Administrator. For direct account holders only, until on or about June 1, 2005, contact BISYS Fund Services, Inc., P. O. Box 182754, Columbus, Ohio 43219 or toll free at 1-800-219-4182.

You may purchase shares through a broker-dealer, investment professional, or financial institution ("Authorized Dealers"). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the funds' prospectus. Certain features of a fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Trust Administrator, Morgan Keegan or the Authorized Dealer (Investment Professional) by 11:30 a.m. (Central Time) for the TAX-EXEMPT MONEY MARKET FUND, 2:00 p.m. (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other funds to get that day's NAV. You will receive the next calculated NAV if the Investment Professional forwards the order to the fund on the same day and the fund receives payment on the same business day (in the case of TAX-EXEMPT MONEY MARKET FUND and MONEY MARKET FUND) or the next business day for the other funds. Each fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the funds. You are not the owner of fund shares (and therefore will not receive dividends) until payment for the shares is received.

BY SYSTEMATIC INVESTMENT PROGRAM. Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the SIP section of the New Account Form or by contacting the funds or your investment professional. The minimum investment amount for SIPs is $50.

HOW TO EXCHANGE SHARES
----------------------

EXCHANGE PRIVILEGE. Beginning on or about June 1, 2005, you may exchange shares of a fund into shares of the same class of another fund without paying a sales charge by calling or writing to Regions Bank, Morgan Keegan, or an Authorized Dealer as appropriate. To do this, you must:

    o   meet any  minimum  initial  investment  requirements;  and
    o   receive a prospectus for the fund into which you wish to exchange.

Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

You may exchange shares between the funds and the series of Morgan Keegan Select Fund, Inc. at NAV.

A fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

The Trust's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a fund and other shareholders. If this occurs, the fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

Shareholders contemplating exchanges into the funds should consult their tax advisers since the tax advantages of each fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

BY  TELEPHONE:   Telephone  exchange  instructions  must  be  received  by  your
Investment  Professional  before 11:30 a.m.  (Central  Time) for the  TAX-EXEMPT

MONEY MARKET FUND, 2:00 p.m. (Central Time) for the MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other funds' shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

Your telephone instructions may be recorded. If a fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The funds will notify you if they change telephone transaction privileges.

HOW TO REDEEM SHARES
--------------------

You may redeem your fund shares by several methods. You should note that redemptions will be made only on days when a fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

You may redeem Class A Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may redeem shares of a fund through their local Trust Administrator. For direct account holders only, until on or about June 1, 2005, should contact BISYS Fund Services, Inc., P. O. Box 182754, Columbus, Ohio 43219 or toll free at 1-800-219-4182.

SALES CHARGE WHEN YOU REDEEM (CLASS A SHARES ONLY). On purchase amounts of $1 million or greater, a CDSC of 1.00% of the redemption amount applies to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

To place a redemption order, Trust customers of Regions Bank should telephone their local Trust Administrator. All others should contact their local Morgan Keegan office or Authorized Dealer. Shareholders who purchased shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

SYSTEMATIC WITHDRAWAL PROGRAM. You may automatically redeem shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account.

Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming shares using this program.

CHECKWRITING  (TAX-EXEMPT  MONEY  MARKET  FUND  AND  MONEY  MARKET  FUND  ONLY).
Checkwriting   privileges   may  be   available.   Please   contact   your  fund
representative for details.

TELEPHONE INSTRUCTIONS. Telephone redemption instructions must be received by your Investment Professional before 11:30 a.m. (Central Time) for the TAX-EXEMPT MONEY MARKET FUND, 2:00 p.m. (Central Time) for the MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other funds' shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day.

MAIL INSTRUCTIONS. To redeem shares by mail, written requests must be received in proper form and can be made through the Trust Department, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder's name, fund name and class of shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the fund.

Shareholders are encouraged to telephone the Trust Department or Morgan Keegan for assistance in redeeming by mail.

Redemption requests for the funds must be received by 11:30 a.m. (Central Time) for the TAX-EXEMPT MONEY MARKET FUND, 2:00 p.m. (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other funds in order for shares to be redeemed at that day's NAV.

CONDITIONS FOR REDEMPTIONS
SIGNATURE GUARANTEES. In the following instances, you must have a signature guarantee on written redemption requests:

    o when you want a redemption to be sent or wired to an address other than the one you have on record with a fund;
    o when you want the redemption payable to someone other than the shareholder of record; or
    o when your redemption is to be sent to an address of record that was changed within the last 30 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

LIMITATIONS ON REDEMPTION PROCEEDS. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

However, payment may be delayed up to seven days:

    o   to allow your purchase payment to clear;
    o   during periods of market volatility; or
    o when your trade activity or amount adversely impacts a fund's ability to manage its assets.

DISTRIBUTION OF FUND SHARES
---------------------------

Morgan Keegan serves as distributor of the funds' shares. Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Morgan Keegan provides personalized investment services to its clients through more than 200 offices in 18 states.

Morgan Keegan may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of fund shares. Morgan Keegan may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the funds' shares.

RULE 12B-1 PLAN (CLASS A SHARES).
The funds have adopted a Rule 12b-1 Plan on behalf of the Class A Shares of the funds. The 12b-1 fee paid by Class A Shares is as follows:

                        12b-1 FEE PAID
                       AS A PERCENTAGE
                          OF CLASS A
FUND                    SHARES ASSETS
----                    -------------
Growth Equity Fund          0.25%
Growth & Income Fund        0.25%
Balanced Fund               0.25%
Tax-Exempt Bond Fund        0.25%
Intermediate Bond Fund      0.25%
Tax-Exempt Money
     Market Fund            0.50%
Money Market Fund           0.50%

Morgan Keegan and financial intermediaries are paid a 12b-1 fee for the sale, distribution administration and customer servicing of Class A Shares of the funds. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Morgan Keegan or the fund and any services provided.

ACCOUNT AND SHARE INFORMATION
-----------------------------

CONFIRMATION AND ACCOUNT STATEMENTS. The funds will send you trade confirmations each time a financial transaction is processed on your account. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
     FUND                          DIVIDENDS DECLARED AND PAID
     ----                          ---------------------------
     Growth Equity Fund                     quarterly
     Growth & Income Fund                   quarterly
     Balanced Fund                          quarterly
     Tax-Exempt Bond Fund                 daily/monthly
     Intermediate Bond Fund               daily/monthly
     Tax-Exempt Money Market Fund         daily/monthly
     Money Market Fund                    daily/monthly

Dividends are declared and paid to shareholders invested in a fund on the record date.

In addition, each fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments.

If you purchase shares just before a fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a fund declares a dividend or capital gain. Contact your investment professional or the fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, a fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

SHARE CERTIFICATES.  The funds do not issue share  certificates.

FEDERAL INCOME TAX. The funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns.

It is anticipated that Tax Exempt Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the fund's dividends may not be exempt. Dividends may be subject to state and local taxes.

The other funds distribute taxable dividends and capital gains. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the fund. Capital gains distributions are taxable at different rates depending upon the length of time a fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Fund distributions are expected to be primarily dividends for the TAX-EXEMPT MONEY MARKET FUND, MONEY MARKET FUND, TAX-EXEMPT BOND FUND and INTERMEDIATE BOND FUND, and both dividends and capital gains for all other funds.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

SHORT-TERM TRADING. The funds attempt to deter short-term trading that may be disruptive to the efficient management of the funds. The funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction;
(3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by Trust management. The Board of Trustees has approved policies and procedures intended to discourage excessive short-term trading of the funds' Shares.

When, in the sole discretion of Trust management, short-term trading would have a detrimental effect on the efficient management of a fund, the funds may refuse a transaction by any person, group or commonly controlled account. The funds will promptly notify the shareholder of a determination to reject a purchase request. The funds reserve the right to restrict future purchases of fund shares.

There can be no assurance that the funds will be effective in limiting short-term trading in all cases. If the funds are unable to deter this type of trading, it may adversely affect the performance of the funds by requiring the funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.

The funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

MANAGEMENT OF THE FUNDS
-----------------------

The Board of Trustees governs the Trust and selects and oversees the Adviser. The Adviser manages each fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.

ADVISER'S BACKGROUND. Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions, a publicly held financial holding company that provides banking and other financial services. The Adviser's principal offices are located at 417 North 20th Street, Birmingham, AL 35203. The Adviser also serves as investment adviser to Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of three open-end funds; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; and Regions Morgan Keegan Trust. As of January 31, 2005, the Adviser had more than $13 billion in total assets under management.

ADVISER FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each fund's average daily net assets as follows:

FUND                                                       ADVISER FEE
----                                                       -----------

Growth Equity Fund                                            0.75%
Growth & Income Fund                                          0.75%
Balanced Fund                                                 0.80%
Tax-Exempt Bond Fund                                          0.50%
Intermediate Bond Fund                                        0.50%
Tax-Exempt Money Market Fund                                  0.40%
Money Market Fund                                             0.40%

The Adviser has agreed to waive a portion of its investment advisory fee for certain portfolios through February 18, 2006 as set forth in this Prospectus under "Fees and Expenses."

PORTFOLIO MANAGERS. The Adviser has several portfolio managers committed to the day-to-day management of the funds. The following table identifies each fund's portfolio manager(s):

FUND                                    PORTFOLIO MANAGER(S)

Growth Equity Fund                      Walter A. Hellwig and Charles A. Murray
Growth & Income Fund                    Walter A. Hellwig and John B. Russell
Balanced Fund                           Walter A. Hellwig and Charles A. Murray
Tax-Exempt Bond Fund                    Chad A. Stafko and John B. Norris
Intermediate Bond Fund                  John B. Norris and Michael L. Smith
Tax-Exempt Money Market Fund            Chad A. Stafko and John B. Norris
Money Market Fund                       Chad A. Stafko and John B. Norris

WALTER A. HELLWIG - Mr. Hellwig has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Hellwig is currently a Senior Vice President and Senior Portfolio Manager of the Adviser. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Hellwig has twenty-eight years of experience in the investment management and research of equity and fixed-income securities in the financial services industry. Mr. Hellwig has a BSBA and an MBA from Washington University of St. Louis.

CHARLES A. MURRAY - Mr. Murray has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Murray is currently a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for the Adviser. Mr. Murray has over thirty years of experience in investment management, research, and banking. Mr. Murray serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Balanced Fund. Mr. Murray received a Bachelor of Science degree in Finance from the University of Alabama in 1970. He is a Chartered Financial Analyst.

JOHN B. NORRIS, V - Mr. Norris has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Norris is currently a Senior Vice President, Senior Portfolio Manager, and Economist for the Adviser. He is also the Economist for Regions Financial Corporation. Mr. Norris has twelve years of experience in the investment management and research of money market and fixed-income securities in the financial services industry. Mr. Norris has a BA in History from Wake Forest University and a MBA from the University of Baltimore. He is a candidate in the Chartered Financial Analyst program.

JOHN B. RUSSELL - Mr. Russell is an Assistant Vice President and Portfolio Manager with Morgan Asset Management. Prior to joining Morgan Asset Management, Mr. Russell was part of a Financial Management program with WorldCom, Inc., a global telecommunications company. Mr. Russell graduated from Millsaps College with a B.B.A. and a second major in Spanish and received an MBA from Millsaps College with a focus in Finance. He is also a candidate for Level II of the Chartered Financial Analyst (CFA) designation.

MICHAEL L. SMITH - Mr. Smith joined the Adviser as a Senior Portfolio Manager in 2000. Previously, Mr. Smith served as a senior portfolio manager with SouthTrust Asset Management. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. Mr. Smith has over fifteen years experience in portfolio management, investment research, and fixed income trading in the financial services industry. Mr. Smith has a BSBA from the University of Denver and an MBA from Vanderbilt University.

CHAD A. STAFKO - Mr. Stafko has served as a Portfolio Manager for at least the past 5 years. Mr. Stafko is currently an Assistant Vice President and Portfolio Manager for the Adviser. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Stafko has five years of experience in the investment management and research of money market, fixed-income and equity securities. Prior to joining the financial services industry he was in public accounting. Mr. Stafko has a BS in Finance and an MBA from Southern Illinois University.

OTHER INFORMATION
-----------------

PRIVACY POLICY

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

PROXY VOTING POLICIES AND PROCEDURES

The funds vote proxies related to portfolio securities according to a set of policies and procedures approved by the Board of Trustees. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund by visiting Regions' website at WWW.REGIONS.COM.

PORTFOLIO HOLDINGS INFORMATION

A description of the funds' policies and procedures with respect to disclosure of its portfolio securities is available in the funds' Statement of Additional Information.

-------------------------
* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Funds, Inc., RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, FSB, Rebsamen Insurance, and other Regions affiliates.

FINANCIAL HIGHLIGHTS
--------------------

The Financial Highlights tables are intended to help you understand the financial performance of the Trust's Class A and Class I shares for the funds described in this Prospectus. Each fund is newly organized and has no operations or financial information of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company, as described above under "Portfolio Performance." As described above, each such fund succeeded to the financial history of its corresponding predecessor fund. The financial information in the tables below has been derived from the relevant predecessor fund's financial statements. The report of the financial statements of each predecessor fund as of and for the year ended August 31, 2004 was prepared by PricewaterhouseCoopers LLP ("PwC"), independent registered public accountants, and appears in the Annual Report for the predecessor funds (Annual Report for the LEADER Mutual Funds for the Fiscal Year Ended August 31, 2004). KPMG LLP was the Trust's independent registered public accounting firm for the years and for the fiscal periods ended August 31, 2003, August 31, 2002 and August 31, 2001.

Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and disbursements). The information should be read in conjunction with the financial statements contained in the predecessor funds' Annual Report that are incorporated by reference into the Trust's Statement of Additional Information (SAI) relating to the funds and available upon request.

                                                            ------------------------------------
GROWTH EQUITY FUND - CLASS A SHARES                            Year Ended        Period Ended
                                                            August 31, 2004   August 31, 2003(1)
                                                            ------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                                                 $11.39             $10.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                                 (0.09)(6)            (0.03)
  Net Realized and Unrealized Gains (Loss) on Investments      (0.04)(6)             1.42
                                                            ------------------------------------
Total from Investment Activities                               (0.13)                1.39
                                                            ------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                                          --                  --(7)
  Net Realized Gains on Investments                              --                  --
------------------------------------------------------------------------------------------------
  Total Dividends                                                --                  --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $11.26              $11.39
------------------------------------------------------------------------------------------------
  Total Return(2)(8)                                            (1.14)%             13.92%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)                             $6,796             $1,507
  Net Expenses to Average Net Assets(3)                          1.48%              1.57%
  Net Investment Income/(Loss) to Average Net Assets(3)         (0.79)%            (0.55)%
  Expenses to Average Net Assets(3)(4)                           1.68%              2.13%
  Portfolio Turnover Rate(5)                                      13%                 8%

(1) From commencement of operations on December 9, 2002.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on the  basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.

(6) Per share data calculated using average shares for the period.
(7) Amount less than $0.005.
(8) Total return excludes sales charge.

                                                            -------------------------------------
GROWTH EQUITY FUND - CLASS I SHARES                            Year Ended        Period Ended
                                                            August 31, 2004   August 31, 2003(1)
                                                            -------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                                                  $11.41             $10.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                                 (0.06)(6)            (0.01)
  Net Realized and Unrealized Gains (Loss) on Investments      (0.04)(6)            1.43
                                                            -------------------------------------
Total from Investment Activities                                 (0.10)              1.42
                                                            -------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                                            --               (0.01)
  Net Realized Gains on Investments                                --                 --
------------------------------------------------------------------------------------------------
  Total Dividends                                                  --               (0.01)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $11.31             $11.41
------------------------------------------------------------------------------------------------
  Total Return(2)                                               (0.88)%             14.18%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)                            $35,683            $22,088
  Net Expenses to Average Net Assets(3)                          1.17%              1.27%
  Net Investment Income/(Loss) to Average Net Assets(3)         (0.47)%            (0.25)%
  Expenses to Average Net Assets(3)(4)                           1.71%              2.11%
  Portfolio Turnover Rate(5)                                      13%                 8%

(1) From commencement of operations on December 9, 2002.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on  the  basis of the  fund  as a  whole  without distinguishing between classes of shares issued.
(6) Per share data calculated using average shares for the period.

                                            ----------------------------------------------------
GROWTH & INCOME FUND - CLASS A SHARES       Year Ended    Year Ended   Year Ended      Period
                                            August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                              $22.68        $21.14       $25.50        $31.45
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)               (0.12)(6)       0.18         0.17          0.18
  Net Realized and Unrealized Gains          (1.73)(6)       1.55        (4.37)        (5.07)
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities               1.85          1.73        (4.20)        (4.89)
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                       (0.15)        (0.19)       (0.16)        (0.18)
  Net Realized Gains on Investments             --            --           --          (0.88)
------------------------------------------------------------------------------------------------
  Total Dividends                             (0.15)        (0.19)       (0.16)        (1.06)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $24.38        $22.68       $21.14        $25.50
------------------------------------------------------------------------------------------------
  Total Return(2)(7)                           8.16%         8.28%       (16.56)%      (15.93)%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $12,445       $6,992       $4,402        $1,897
  Net Expenses to Average Net Assets(3)        1.43%        1.44%         1.40%        1.45%
  Net Investment Income/(Loss) to Average      0.48%        0.96%         0.66%        0.55%
   Net Assets(3)
  Expenses to Average Net Assets(3)(4)         1.48%        1.52%         1.50%        1.55%
  Portfolio Turnover Rate(5)                    10%          12%           4%            6%

(1) From commencement of operations on October 26, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on  the  basis of the  fund  as a  whole  without distinguishing between classes of shares issued.
(6) Per share data calculated using average shares for the period.
(7) Total return excludes sales charge.

                                       ---------------------------------------------------------
GROWTH & INCOME FUND - CLASS I SHARES  Year       Year Ended  Year       Year Ended   Year
                                         Ended    August      Ended      August 31,   Ended
                                       August      31, 2003   August        2001      August
                                       31, 2004               31, 2002                 31, 2000
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                        $22.71      $21.17     $25.55      $34.97       $30.37
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)         (0.19)(5)     0.25       0.22        0.27         0.32
  Net Realized and Unrealized Gains    (1.73)(5)     1.54      (4.38)      (8.52)        4.75
 (Loss) on Investments
                                       ---------------------------------------------------------
Total from Investment Activities         1.92        1.79      (4.16)      (8.25)        5.07
                                       ---------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                 (0.21)      (0.25)     (0.22)      (0.29)       (0.32)
  Net Realized Gains on Investments       --          --         --        (0.88)       (0.15)
------------------------------------------------------------------------------------------------
  Total Dividends                       (0.21)      (0.25)     (0.22)      (1.17)       (0.47)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $24.42      $22.71     $21.17      $25.55       $34.97
------------------------------------------------------------------------------------------------
  Total Return(1)                        8.48%      8.57%     (16.38)%    (23.98)%      16.80%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)   $136,532    $139,516   $134,134    $162,881     $177,528
  Net Expenses to Average Net            1.13%      1.14%       1.09%       1.00%       0.82%
   Assets(2)
  Net Investment Income/(Loss) to        0.77%      1.26%       0.95%       0.94%       0.99%
   Average Net Assets(2)
  Expenses to Average Net Assets(2)(3)   1.48%      1.52%       1.50%       1.45%       1.32%
  Portfolio Turnover Rate(4)              10%        12%         4%          6%          17%

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) During the period,  certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(4) Portfolio  turnover  rate  is  calculated  on  the basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.
(5) Per share data calculated using average shares for the period.

                                            ----------------------------------------------------
BALANCED FUND - CLASS A SHARES              Year Ended    Year Ended   Year Ended      Period
                                            August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                               $9.44        $9.07         $9.52        $9.86
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                  0.07         0.21         0.21          0.15
  Net Realized and Unrealized Gains             0.34         0.37        (0.44)        (0.36)
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities                0.41         0.58        (0.23)        (0.21)
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                       (0.09)        (0.21)       (0.22)        (0.13)
  Net Realized Gains on Investments             --            --           --            --
------------------------------------------------------------------------------------------------
  Total Dividends                             (0.09)        (0.21)       (0.22)        (0.13)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $9.76         $9.44        $9.07         $9.52
------------------------------------------------------------------------------------------------
  Total Return (2)(6)                          4.37%        6.50%        (2.48)%      (2.14)%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $1,418         $757         $536          $277
  Net Expenses to Average Net Assets(3)        1.60%        1.48%         1.58%        1.45%
  Net Investment Income/(Loss) to Average      0.64%        2.18%         2.23%        2.53%
   Net Assets(3)
  Expenses to Average Net Assets(3)(4)         1.81%        1.71%         1.80%        1.95%
  Portfolio Turnover Rate(5)                    73%          32%           2%            8%

(1) From commencement of operations on February 20, 2001.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on  the basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.
(6) Total return excludes sales charge.

                                            ----------------------------------------------------
BALANCED FUND - CLASS I SHARES              Year Ended    Year Ended   Year Ended      Period
                                            August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                               $9.46        $9.09         $9.53        $10.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                  0.10         0.22         0.23          0.20
  Net Realized and Unrealized Gains             0.34         0.38        (0.43)        (0.53)
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities                0.44         0.60        (0.20)        (0.33)
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                        (0.12)       (0.23)       (0.24)        (0.14)
  Net Realized Gains on Investments              --           --           --            --
------------------------------------------------------------------------------- ----------------
  Total Dividends                              (0.12)       (0.23)       (0.24)        (0.14)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $9.78        $9.46        $9.09         $9.53
------------------------------------------------------------------------------------------------
  Total Return (2)                             4.65%        6.78%        (2.11)%      (3.35)%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $50,771      $46,704       $43,096      $44,667
  Net Expenses to Average Net Assets(3)        1.28%        1.18%         1.28%        1.11%
  Net Investment Income/(Loss) to Average      0.95%        2.49%         2.52%        3.03%
   Net Assets(3)
  Expenses to Average Net Assets(3)(4)         1.79%        1.71%         1.80%        1.70%
  Portfolio Turnover Rate(5)                    73%          32%           2%            8%

(1) From commencement of operations on January 3, 2001.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on  the basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.

                                            ----------------------------------------------------
TAX-EXEMPT BOND FUND - CLASS A SHARES       Year Ended    Year Ended   Year Ended      Period
                                            August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                              $10.31        $10.44       $10.43        $10.17
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                 0.28          0.34         0.40          0.30
  Net Realized and Unrealized Gains            0.09         (0.12)        0.11          0.32
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities               0.37          0.22         0.51          0.62
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                       (0.28)        (0.34)       (0.40)        (0.30)
  Net Realized Gains on Investments           (0.08)        (0.01)       (0.10)        (0.06)
------------------------------------------------------------------------------------------------
  Total Dividends                             (0.36)        (0.35)       (0.50)        (0.36)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.32        $10.31       $10.44        $10.43
------------------------------------------------------------------------------------------------
  Total Return (2)(6)                          3.60%        2.14%         5.09%        5.56%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $2,753        $1,667        $559          $250
  Net Expenses to Average Net Assets(3)        1.20%        1.15%         1.14%        1.16%
  Net Investment Income/(Loss) to Average      2.69%        3.04%         3.83%        3.97%
   Net Assets(3)
  Expenses to Average Net Assets(3) (4)        1.63%        1.69%         1.65%        1.66%
  Portfolio Turnover Rate(5)                    33%          39%           0%           22%

(1) From commencement of operations on December 26, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on the  basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.
(6) Total return excludes sales charge.

                                       ---------------------------------------------------------
TAX-EXEMPT BOND FUND - CLASS I SHARES   Year       Year Ended   Year      Year Ended   Period
                                        Ended       August     Ended      August 31,   Ended
                                       August      31, 2003   August        2001       August
                                       31, 2004               31, 2002                  31,
                                                                                       2000(1)
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                        $10.31      $10.44     $10.44      $10.07       $10.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)           0.31        0.37       0.42        0.45         0.05
  Net Realized and Unrealized Gains      0.09       (0.12)      0.10        0.43         0.07
 (Loss) on Investments
                                       ---------------------------------------------------------
Total from Investment Activities         0.40        0.25       0.52        0.88         0.12
                                       ---------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                 (0.31)      (0.37)     (0.42)      (0.45)       (0.05)
  Net Realized Gains on Investments     (0.08)      (0.01)     (0.10)      (0.06)         --
------------------------------------------------------------------------------------------------
  Total Dividends                       (0.39)      (0.38)     (0.52)      (0.51)       (0.05)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $10.32      $10.31     $10.44      $10.44       $10.07
------------------------------------------------------------------------------------------------
  Total Return (2)                       3.91%      2.41%       5.29%       8.92%       1.16%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)    $13,259    $16,075     $17,494     $21,369     $22,261
  Net Expenses to Average Net            0.88%      0.84%       0.82%       0.75%       0.87%
   Assets(3)
  Net Investment Income/(Loss) to        2.99%      3.52%       4.14%       4.38%       4.26%
   Average Net Assets(3)
  Expenses to Average Net Assets(3)(4)   1.62%      1.68%       1.65%       1.51%       1.32%
  Portfolio Turnover Rate(5)              33%        39%         0%          22%          9%

(1) From commencement of operations on July 24, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on the  basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.

                                            ----------------------------------------------------
INTERMEDIATE BOND FUND - CLASS A SHARES     Year Ended    Year Ended   Year Ended      Period
                                            August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                              $12.88        $13.12       $12.78        $12.49
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                 0.46          0.49         0.64          0.51
  Net Realized and Unrealized Gains           (0.19)        (0.13)        0.34          0.29
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities               0.27          0.36         0.98          0.80
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                       (0.47)        (0.53)       (0.64)        (0.51)
  Net Realized Gains on Investments           (0.04)        (0.07)         --            --
------------------------------------------------------------------------------------------------
  Total Dividends                             (0.51)        (0.60)       (0.64)        (0.51)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $12.64        $12.88       $13.12        $12.78
------------------------------------------------------------------------------------------------
  Total Return (2)(6)                          2.05%        2.75%         7.87%        6.52%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $7,791        $4,950       $2,473         $880
  Net Expenses to Average Net Assets(3)        1.19%        1.21%         1.16%        1.12%
  Net Investment Income/(Loss) to Average      3.61%        3.53%         4.94%        5.27%
   Net Assets(3)
  Expenses to Average Net Assets(3)(4)         1.22%        1.25%         1.21%        1.22%
  Portfolio Turnover Rate(5)                   196%          56%           61%          20%

(1) From commencement of operations on December 26, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Portfolio  turnover  rate  is  calculated  on the  basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.
(6) Total return excludes sales charge.

                                       ---------------------------------------------------------
INTERMEDIATE BOND FUND - CLASS I       Year       Year Ended   Year       Year Ended    Year
SHARES                                  Ended      August      Ended      August 31,    Ended
                                       August      31, 2003   August        2001       August
                                       31, 2004               31, 2002                 31, 2000
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                        $12.88      $13.13     $12.79      $11.97       $12.04
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)           0.50        0.52       0.67        0.72         0.74
  Net Realized and Unrealized Gains      0.19       (0.13)      0.34        0.82        (0.07)
 (Loss) on Investments
                                       ---------------------------------------------------------
Total from Investment Activities         0.31        0.39       1.01        1.54         0.67
                                       ---------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                 (0.51)      (0.57)     (0.67)      (0.72)       (0.74)
  Net Realized Gains on Investments     (0.04)      (0.07)       --          --           --

------------------------------------------------------------------------------------------------
  Total Dividends                       (0.55)      (0.64)     (0.67)      (0.72)       (0.74)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $12.64      $12.88     $13.13      $12.79       $11.97
------------------------------------------------------------------------------------------------
  Total Return(1)                        2.36%      2.96%       8.17%      13.18%       5.86%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)    $96,707    $113,878   $110,737    $126,615     $131,101
  Net Expenses to Average Net            0.89%      0.91%       0.84%       0.82%       0.79%
   Assets(2)
  Net Investment Income/(Loss) to        3.90%      3.89%       5.26%       5.78%       6.28%
   Average Net Assets(2)
  Expenses to Average Net Assets(2)(3)   1.22%      1.25%       1.21%       1.22%       1.14%
  Portfolio Turnover Rate(4)              196%        56%         61%         20%         14%

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(4) Portfolio  turnover  rate  is  calculated  on the  basis  of the  fund  as a  whole  without distinguishing between classes of shares issued.

                                            ----------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND - CLASS A      Year Ended    Year Ended   Year Ended      Period
SHARES                                      August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                               $1.00        $1.00         $1.00        $1.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                 --(5)        --(5)         0.01          0.02
  Net Realized and Unrealized Gains              --           --          --(5)        --(5)
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities               --(5)        --(5)         0.01          0.02
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                        --(5)        --(5)        (0.01)        (0.02)
  Net Realized Gains on Investments             --            --           --            --
------------------------------------------------------------------------------------------------
  Total Dividends                              --(5)        --(5)        (0.01)        (0.02)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00        $1.00         $1.00        $1.00
------------------------------------------------------------------------------------------------
  Total Return (2)(6)                          0.18%        0.37%         0.50%        2.18%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $1,833        $1,733       $2,278        $4,160
  Net Expenses to Average Net Assets(3)        0.92%        0.99%         1.26%        1.18%
  Net Investment Income/(Loss) to Average      0.15%        0.34%         0.51%        2.08%
   Net Assets(3)
  Expenses to Average Net Assets(3)(4)         1.53%        1.36%         1.65%        1.51%
   Portfolio Turnover Rate(7)                   N/A          N/A           N/A          N/A

(1) From commencement of operations on October 4, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Amount less than $0.005.
(6) Total return excludes sales charge.
(7) Portfolio  turnover  rate  is  calculated  on the  basis  of the  Fund  as a  whole  without distinguishing between classes of shares issued.

                                            ----------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND - CLASS I      Year Ended    Year Ended   Year Ended      Period
SHARES                                      August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                               $1.00        $1.00         $1.00        $1.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                 --(5)         0.01         0.01          0.03
  Net Realized and Unrealized Gains              --           --          --(5)        --(5)
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities               --(5)         0.01         0.01          0.03
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                        --(5)        (0.01)       (0.01)        (0.03)
  Net Realized Gains on Investments             --            --           --            --
------------------------------------------------------------------------------------------------
  Total Dividends                              --(5)        (0.01)       (0.01)        (0.03)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00        $1.00         $1.00        $1.00
------------------------------------------------------------------------------------------------
  Total Return(2)                              0.32%        0.80%         1.00%        2.97%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $17,424      $22,836       $23,939      $27,762
  Net Expenses to Average Net Assets(3)        0.75%        0.55%         0.76%        0.65%
  Net Investment Income/(Loss) to Average      0.32%        0.77%         1.02%        2.91%
   Net Assets(3)
  Expenses to Average Net Assets(3)(4)         1.28%        1.11%         1.40%        1.23%
   Portfolio Turnover Rate(6)                   N/A          N/A           N/A          N/A

(1) From commencement of operations on September 6, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Amount less than $0.005.
(6) Portfolio  turnover  rate  is  calculated  on the  basis  of the  Fund  as a  whole  without distinguishing between classes of shares issued.

                                            ----------------------------------------------------
MONEY MARKET FUND - CLASS A SHARES          Year Ended    Year Ended   Year Ended      Period
                                            August 31,    August 31,   August 31,      Ended
                                               2004          2003         2002       August 31,
                                                                                      2001(1)
                                            ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                               $1.00        $1.00         $1.00        $1.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                 --(5)        --(5)         0.01          0.04
  Net Realized and Unrealized Gains            --(5)         --(5)        --(5)        --(5)
 (Loss) on Investments
                                            ----------------------------------------------------
Total from Investment Activities               --(5)        --(5)         0.01          0.04
                                            ----------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                        --(5)        --(5)        (0.01)        (0.04)
------------------------------------------------------------------------------------------------
  Total Dividends                              --(5)        --(5)        (0.01)        (0.04)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00        $1.00         $1.00        $1.00
------------------------------------------------------------------------------------------------
  Total Return (2)(6)                          0.20%        0.46%         1.24%        4.09%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)          $68,301      $93,450      $110,085      $104,364
  Net Expenses to Average Net Assets(3)        1.12%        1.16%         1.12%        1.08%
  Net Investment Income/(Loss) to Average      0.19%        0.47%         1.24%        3.92%
   Net Assets(3)
  Expenses to Average Net Assets(3) (4)        1.31%        1.34%         1.29%        1.26%
   Portfolio Turnover Rate(7)                   N/A          N/A           N/A          N/A

(1) From commencement of operations on October 4, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Amount less than $0.005.
(6) Total return excludes sales charge.
(7) Portfolio  turnover  rate  is  calculated  on the  basis  of the  Fund  as a  whole  without distinguishing between classes of shares issued.

                                       ---------------------------------------------------------
MONEY MARKET FUND - CLASS I SHARES      Year      Year Ended   Year       Year Ended   Period
                                        Ended       August     Ended      August 31,   Ended
                                       August      31, 2003   August        2001       August
                                       31, 2004               31, 2002                 31, 2000
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $1.00      $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)           0.01        0.01       0.02        0.05         0.06
  Net Realized and Unrealized Gains      --(4)       --(4)      --(4)       --(4)       --(4)
 (Loss) on Investments
                                       ---------------------------------------------------------
Total from Investment Activities         0.01        0.01       0.02        0.05         0.06
                                       ---------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                 (0.01)      (0.01)     (0.02)      (0.05)       (0.06)
  Net Realized Gains on Investments       --          --         --          --           --
------------------------------------------------------------------------------------------------
Total Dividends                         (0.01)      (0.01)     (0.02)      (0.05)       (0.06)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $1.00      $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------
  Total Return(1)                        0.70%      0.97%       1.75%       5.14%       5.60%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)   $120,022    $116,388   $178,515    $302,900     $276,186
  Net Expenses to Average Net            0.62%      0.66%       0.61%       0.54%       0.51%
   Assets(2)
  Net Investment Income/(Loss) to        0.70%      0.95%       1.81%       5.05%       5.50%
   Average Net Assets(2)
  Expenses to Average Net Assets(2)(3)   1.06%      1.09%       1.04%       0.99%       1.02%
  Portfolio Turnover Rate(5)              N/A        N/A         N/A         N/A         N/A

(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) During the period,  certain fees were voluntarily  reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(4) Amount less than $0.005.
(5) Portfolio  turnover  rate  is  calculated  on the  basis  of the  Fund  as a  whole  without distinguishing between classes of shares issued.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

SERVICE PROVIDERS

INVESTMENT ADVISER                  DISTRIBUTOR                        CUSTODIAN
Morgan Asset Management, Inc.       Morgan Keegan & Company, Inc.   Regions Bank
417 North 20th Street               50 North Front Street           417 North 20th Street
Birmingham, AL 35203                Memphis, TN 38103               Birmingham, AL 35203

INDEPENDENT REGISTERED PUBLIC       FUND ACCOUNTING AGENT           LEGAL COUNSEL
ACCOUNTANTS
                                    BISYS Fund Services, Inc.       Kirkpatrick & Lockhart  Nicholson
PricewaterhouseCoopers LLP          3435 Stelzer Road               Graham LLP
Morgan Keegan Tower                 Columbus, OH 43219              1800 Massachusetts Avenue, N.W.
50 North Front Street, Suite 1000                                   Washington, DC 20036
Memphis, TN 38103

ADMINISTRATOR                       SUB-ADMINISTRATOR               TRANSFER AGENT

Morgan Keegan & Company, Inc.       BISYS Fund Services, Inc.       UNTIL ON OR ABOUT MAY 31, 2005:
50 North Front Street               3435 Stelzer Road               BISYS Fund Services, Inc.
Memphis, TN 38103                   Columbus, OH 43219              3435 Stelzer Road
                                                                    Columbus, OH 43219

                                                                    ON OR ABOUT JUNE 1, 2005:
                                                                    Morgan Keegan & Company, Inc.
                                                                    50 North Front Street
                                                                    Memphis, TN 38103

[BACK COVER]

FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated February 18, 2005, containing further information about the funds has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance.

Free copies of the annual and semi-annual reports and SAI may be obtained:

     o UNTIL ON OR ABOUT MAY 31, 2005: By calling 800-219-4182 or writing to BISYS Fund Services, Inc. at P. O. Box 182754, Columbus, Ohio 43218

     o  From your Morgan Keegan financial advisor;

     o  By calling Morgan Keegan at 800-366-7426;

     o  By writing to Morgan Keegan at the address noted below; or

     o  By accessing the Edgar Database on the SEC's website at www.sec.gov

Information about the funds (including shareholder reports and the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Call 202-942-8090 for information on the Public Reference Room's operations and copying fees.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426

                              www.morgankeegan.com

                    [LOGO Regions Morgan Keegan Select Funds]

                    Investment Company Act File No. 811-6511

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


STATEMENT OF ADDITIONAL INFORMATION FOR

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
Each a Series of Regions Morgan Keegan Select Funds
5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7010

This Statement of Additional Information ("SAI") is not a prospectus. Read this SAI in conjunction with the Prospectus for Regions Morgan Keegan Select Funds ("Trust"), dated February 18, 2005. This SAI incorporates by reference the Funds' Annual Report. Obtain a copy of the Prospectus or Annual Report without charge by calling 1-877-757-7424.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS FEBRUARY 18, 2005.

                                TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS                                     1
How are the Funds Organized?                                               1
Securities in Which the Funds Invest                                       1
Securities Descriptions, Techniques and Risks                             10
Investment Risks                                                          12
Determining the Market Value of Securities                                16
Massachusetts Law                                                         18
Account and Share Information                                             18
What are the Tax Consequences?                                            20
Who Manages the Funds?                                                    20
How Do the Funds Measure Performance?                                     36

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS                   41

FINANCIAL STATEMENTS                                                      45

ADDITIONAL INFORMATION ABOUT THE FUNDS

HOW ARE THE FUNDS ORGANIZED?

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." The Trust consists of seventeen separate portfolios of securities which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund; Regions Morgan Keegan Select Government Money Market Fund; Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund; Regions Morgan Keegan Select LEADER Money Market Fund; Regions Morgan Keegan Select Limited Maturity Government Fund; Regions Morgan Keegan Select Fixed Income Fund; Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund; Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund; Regions Morgan Keegan Select LEADER Intermediate Bond Fund; Regions Morgan Keegan Select Balanced Fund; Regions Morgan Keegan Select Value Fund; Regions Morgan Keegan Select Growth Fund; Regions Morgan Keegan Select Mid Cap Growth Fund; Regions Morgan Keegan Select Mid Cap Value Fund; Regions Morgan Keegan Select LEADER Growth Equity Fund; Regions Morgan Keegan Select LEADER Growth & Income Fund; and Regions Morgan Keegan Select LEADER Balanced Fund.

Prior to February 18, 2005, Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, and Regions Morgan Keegan Select LEADER Money Market Fund (collectively, the "Funds") were series of the LEADER Mutual Funds. The Funds are diversified series of the Trust. Each Fund has its own investment objective and policies as described in the Funds' Prospectus. The Funds issue two classes of shares: Class A shares and Class I shares. This SAI relates only to the Funds.

SECURITIES IN WHICH THE FUNDS INVEST

The investment objective and policies of each Fund are summarized in the Prospectus and this SAI. The investment policies set forth in the Prospectus and this SAI may be changed by the Board of Trustees of the Funds (the "Board"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Funds represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental. Shareholders will receive 60 days' prior notice of any change in non-fundamental investment policies of the Funds.

There is no assurance that any Fund will achieve its investment  objective.  The
Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this SAI. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this SAI. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

U.S. Government Securities
--------------------------

As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the
Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows:

     o U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

     o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     o "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

     o "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Tax-Exempt Securities
---------------------

As used in this SAI, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain Funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities and will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Funds do not expect to assign any value to stand-by commitments.

The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but Morgan Asset Management, Inc. ("Adviser"), the Funds' investment adviser, will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

When Issued Securities
----------------------

Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Funds' custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities
----------------------

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

Adviser will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Adviser to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

Zero Coupon Bonds
-----------------

The Balanced Fund, the Intermediate Bond Fund and the Tax-Exempt Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S.
Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

Loans of Portfolio Securities
-----------------------------

Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Options
-------

Each Fund may engage in options transactions for hedging purposes. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

The successful use of options depends in part on the ability of Adviser to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions
(brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

Futures And Related Options Transactions
----------------------------------------

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and Adviser expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

Call Options On Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

Put Options On Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

Limitations On The Use Of Options And Futures Portfolio Strategies
------------------------------------------------------------------

The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

Risk Factors In Options And Futures Transactions
------------------------------------------------

OPTIONS TRANSACTIONS. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing
Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, Adviser and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

FUTURES TRANSACTIONS. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

The successful use of transactions in futures and related options also depends on the ability of Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Mortgage-Backed And Other Asset-Backed Securities
-------------------------------------------------

The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

     o collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

     o collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

     o securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Investments in Other Investment Companies
-----------------------------------------

Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Adviser and the Fund's other expenses.

Portfolio Turnover
------------------

The Funds may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with the Funds' investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. As a result of the Funds' investment policies, the Funds' portfolio turnover rate may change from year to year due to a variety of factors, including general market conditions, and may be higher than that of other mutual funds. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

Liquidity Risks
---------------

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Interest Rate Risks
-------------------

     o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Bond Market Risks
-----------------

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
------------

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the credit assessment of the Adviser.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
----------

     o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
----------------

     o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Risks Associated with Complicated CMOs
--------------------------------------

     o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Leverage Risks
--------------

     o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Sector Risks
------------

     o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.

Tax Risks
---------

     o Tax Risk is the risk that future legislative or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay tax exempt dividends.

Investment Limitations
----------------------

In addition to its investment objectives and policies set forth in the Prospectus, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, and Intermediate Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval.

Except as otherwise stated, all percentage limitations set forth in this SAI and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT RESTRICTIONS

Non-Money Funds -

     Fundamental Policies:
     ---------------------

     Each Non-Money Fund will:

     (1) not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     (2) not invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     (3) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

     (4) not purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

     (5) not borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

     (6) not purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

     (7) not issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

     (8) not, with respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

     (9) be a "diversified" Fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act").

     Non-Fundamental Policies:
     -------------------------

     Each Non-Money Fund will:

     (1) not invest in companies for the purpose of exercising control or management.

     (2) not, except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

     (3) not invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

     (4) not, except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

     (5) not invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

     (6) not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

     (7) not purchase or retain securities of an issuer if officers of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

     (8) not participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Adviser or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

     (9) not purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities,
     (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

     (10) not write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

     (11) not, with respect to each of the Tax-Exempt Bond Fund and the Intermediate Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

     (12) not, with respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies (11) and
(12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Money Funds -

     Fundamental Policies:
     ---------------------

     Each Money Fund will:

     (1) not purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

     (2) not purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

     (3) not borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

     (4) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

     (5) not buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

     (6) not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     (7) not issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

     (8) not, with respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

     (9) be a "diversified" Fund as such term is defined under the 1940 Act.

     Non-Fundamental Policies:
     -------------------------

     (1) not purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

     (2) not acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

     (3) not pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

     (4) not make investments for the purpose of exercising control or management.

     (5) not participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

     (6) not write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

DETERMINING MARKET VALUE OF SECURITIES

Use Of The Amortized Cost Method (Money Market Funds Only)
----------------------------------------------------------

The Board has decided that the best method for determining the value of portfolio instruments for the Tax-Exempt Money Market Fund and Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Tax-Exempt Money Market Fund's and Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the "Rule") promulgated by the SEC under the Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value ("NAV") per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the Tax-Exempt Money Market Fund and Money Market Fund are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Tax-Exempt Money Market Fund and Money Market Fund acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Tax-Exempt Money Market Fund and Money Market Fund limit their investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Tax-Exempt Money Market Fund and Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Market Values (All Other Funds)
-------------------------------

Market values of a Fund's portfolio securities are determined as follows:

Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price.

Securities that are traded in the OTC market shall be valued at the last quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer.

U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing service or primary market dealer.

Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall each be valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of the Adviser, does not represent market value.

Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

MASSACHUSETTS LAW

Under certain circumstances, shareholders of the Trust may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

Voting Rights
-------------

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Fund's outstanding shares of all series entitled to vote.

ACCOUNT AND SHARE INFORMATION

How are the Funds Sold?
-----------------------

Under the Underwriting Agreement with the Trust, Morgan Keegan & Company, Inc. ("Distributor"), the Funds' distributor, located at 50 North Front Street, Memphis, TN 38103, offers shares on a continuous, best-efforts basis.

Rule 12b-1 Plan (Class A Shares)
--------------------------------

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing copies of the Prospectus, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased, which can achieve economies of scale, reduce per-share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor for more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For the fiscal years ended August 31, 2004, the Investor A shares of the Funds' predecessors paid Rule 12b-1 fees to BISYS Fund Services, Limited Partnership ("BISYS, L.P."), the Funds' former distributor, pursuant to its Rule 12b-1 Plan in the amounts listed below.

Growth Equity Fund                            $ 15,636
Growth & Income Fund                          $ 32,690
Balanced Fund                                 $  3,718
Tax-Exempt Bond Fund                          $  7,419

Intermediate Bond Fund                        $ 22,617
Short Term Bond Fund                          $ 20,999
Tax-Exempt Money Market Fund                  $  3,364
Money Market Fund                             $431,484

During the fiscal year ended August 31, 2004, the expenses of BISYS, L.P. relating to the Investor A Shares and of each fund's 12b-1 plans were as follows:

Growth Equity Fund

Compensation to broker-dealers............             $   15,636
Miscellaneous/Other.......................             $        0

Growth & Income Fund

Compensation to broker-dealers............             $   31,415
Miscellaneous/Other.......................             $    1,275

Balanced Fund

Compensation to broker-dealers............             $    3,525
Miscellaneous/Other.......................             $      193

Tax-Exempt Bond Fund

Compensation to broker-dealers............             $    7,362
Miscellaneous/Other.......................             $       57

Intermediate Bond Fund

Compensation to broker-dealers............             $   22,539
Miscellaneous/Other.......................             $       78

Tax-Exempt Money Market Fund

Compensation to broker-dealers............             $    3,364
Miscellaneous/Other.......................             $        0

Money Market Fund

Compensation to broker-dealers............             $  430,655
Miscellaneous/Other.......................             $      829

Supplemental Payments
---------------------

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of the Trust assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.

How to Buy Shares?
------------------

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Trust reserves the right to determine whether to accept your securities and the minimum market value to accept. The Trust will value your securities in the same manner as they value the Funds' assets. This exchange is treated as a sale of your securities for federal tax purposes.

Exchange Privilege
------------------

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus.

Redemption In Kind
------------------

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

WHAT ARE THE TAX CONSEQUENCES?

Federal Income Tax
------------------

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code ("Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

Capital Gains
-------------

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

Trustees And Officers
---------------------

The officers of the Trust are responsible for the operation of those companies under the direction of the Board. The officers and Trustees of the Trust and their principal occupations during the past five years are set forth below. Each Trustee and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Trustee is Morgan Keegan Tower, 50 North Front Street, Memphis, Tennessee 38103.

An asterisk (*) in the tables below indicates officers and/or Trustees who are "interested persons" of the Funds as defined in the 1940 Act by virtue of their positions with Morgan Keegan & Company, Inc. or the Adviser.

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     OTHER TRUSTEESHIP HELD
 NAME AND AGE(1)     TIME SERVED             YEARS               TRUSTEE             BY TRUSTEE

Interested
Trustees
Allen B. Morgan,    Trustee          Mr.  Morgan  has been         23             Regions Financial
Jr.*                (Since 2003)     Chairman   of  Morgan                           Corporation
Age 62                               Keegan   &   Company,
                                     Inc.  since  1969 and
                                     Executive    Managing
                                     Director   of  Morgan
                                     Keegan   &   Company,
                                     Inc.  since 1969.  He
                                     also has  served as a
                                     Director   of  Morgan
                                     Asset     Management,
                                     Inc.  and of  Regions
                                     Financial Corporation
                                     since  1993 and 2001,
                                     respectively.

J. Kenneth          Trustee          Mr.    Alderman   has         23                   None
Alderman* Age 52    (Since 2003)     been   President   of
                                     Regions        Morgan
                                     Keegan Trust  Company
                                     and  Chief  Executive
                                     Officer   of   Morgan
                                     Asset
                                     Management,      Inc.
                                     since  2002.  He  has
                                     been  Executive  Vice
                                     President  of Regions
                                     Financial
                                     Corporation     since
                                     2000.    He    served
                                     Regions   as   Senior
                                     Vice   President  and
                                     Capital    Management
                                     Group   Director  and
                                     investment    adviser
                                     to    the     Regions
                                     Financial
                                     Corporation
                                     proprietary      fund
                                     family  from  1995 to
                                     2000.    He    is   a
                                     Certified      Public
                                     Accountant        and
                                     Chartered   Financial
                                     Analyst.

INDEPENDENT
TRUSTEES

William             Trustee          Mr.   Mann  has  been         23                   None
Jefferies Mann      (Since 2003)     Chairman          and
Age 71                               President   of   Mann
                                     Investments,     Inc.
                                     (real          estate
                                     investments/  private
                                     investing)      since
                                     1985.

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     OTHER TRUSTEESHIP HELD
 NAME AND AGE(1)     TIME SERVED             YEARS               TRUSTEE             BY TRUSTEE
James Stillman      Trustee          Mr.    McFadden   has         23                   None
R. McFadden (2)     (Since 2003)     been  Chief   Manager
Age 47                               of           McFadden
                                     Communications,   LLC
                                     (commercial printing)
                                     since     2002    and
                                     President         and
                                     Director   of   1703,
                                     Inc.      (restaurant
                                     management)     since
                                     1998.   He  also  has
                                     served as a  Director
                                     for  several  private
                                     companies since 1997.
                                     Ms.  Stone  has  held

Mary S. Stone       Trustee          the Hugh Culverhouse          23                   None
Age 54              (Since 2003)     Endowed Chair of
                                     Accountancy   at  the
                                     University         of
                                     Alabama,  Culverhouse
                                     School             of
                                     Accountancy     since
                                     1981.  She is  also a
                                     member  of  Financial
                                     Accounting
                                     Standards Advisory
                                     Council, AICPA,
                                     Accounting Standards
                                     Executive   Committee
                                     and             AACSB
                                     International
                                     Accounting
                                     Accreditation
                                     Committee.

W. Randall          Trustee          Mr.  Pittman has been         23                   None
Pittman,            (Since 2003)     Chief       Financial
Age 50                               Officer  of  Emageon,
                                     Inc.      (healthcare
                                     information  systems)
                                     since   2002.    From
                                     1999 to 2002,  he was
                                     Chief       Financial
                                     Officer  of  BioCryst
                                     Pharmaceuticals,
                                     Inc.
                                     (biotechnology).
                                     From  1998  to  1999,
                                     he     was      Chief
                                     Financial  Officer of
                                     ScandiPharm,     Inc.
                                     (pharmaceuticals).
                                     From  1995  to  1998,
                                     he  served  as Senior
                                     Vice    President   -
                                     Finance            of
                                     CaremarkRx  (pharmacy
                                     benefit  management).
                                     From  1983  to  1995,
                                     he    held    various
                                     positions        with
                                     AmSouth
                                     Bancorporation  (bank

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     OTHER TRUSTEESHIP HELD
 NAME AND AGE(1)     TIME SERVED             YEARS               TRUSTEE             BY TRUSTEE
                                     holding     company),
                                     including   Executive
                                     Vice   President  and
                                     Controller.  He  is a
                                     Certified      Public
                                     Accountant,  and  was
                                     with  the  accounting
                                     firm   of   Ernst   &
                                     Young,  LLP from 1976
                                     to 1983.

Archie W. Willis    Trustee          Mr.  Willis  has been         23                   None
III                 (Since 2003)     President          of
Age 46                               Community     Capital
                                     (financial
                                     advisory   and   real
                                     estate    development
                                     consulting)     since
                                     1999     and     Vice
                                     President          of
                                     Community      Realty
                                     Company  (real estate
                                     brokerage)      since
                                     1999.    He   was   a
                                     First Vice  President
                                     of  Morgan  Keegan  &
                                     Company,   Inc.  from
                                     1991  to   1999.   He
                                     also has  served as a
                                     Director  of  Memphis
                                     Telecom,   LLC  since
                                     2001.

Officers
                                                                   23                    N/A
Carter  E.          President        From    2002-present,
Anthony*  Age 60    (Since 2003)     Mr.    Anthony    has
                                     served  as  President
                                     and Chief  Investment
                                     Officer   of   Morgan
                                     Asset Management Inc.
                                     From  2000-2002,   he
                                     served  as  Executive
                                     Vice   President  and
                                     Director  of  Capital
                                     Management     Group,
                                     Regions     Financial
                                     Corporation.     From
                                     1989-2000 Mr. Anthony
                                     was              Vice
                                     President-Trust
                                     Investments, National
                                     Bank of Commerce.

Thomas R. Gamble*   Vice-President   Mr.  Gamble  has been         23                    N/A
                    (Since 2003)     an    executive    at
Age 61                               Regions     Financial
                                     Corporation     since
                                     1981.    He   was   a
                                     Corporate IRA Manager
                                     from 2000 to 2001 and
                                     a     Senior     Vice
                                     President  &  Manager

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     OTHER TRUSTEESHIP HELD
 NAME AND AGE(1)     TIME SERVED             YEARS               TRUSTEE             BY TRUSTEE
                                     of Employee  Benefits
                                     at   the   Birmingham
                                     Trust  Department  of
                                     Regions   Bank   from
                                     1981 to 2000.

Charles D.          Secretary and    Mr.  Maxwell has been         23                    N/A
Maxwell*            Assistant        a  Managing  Director
Age 50              Treasurer of     of  Morgan  Keegan  &
                    Trust (Since     Company,  Inc.  since
                    2003)            1998  and   Assistant
                                     Treasurer         and
                                     Assistant   Secretary
                                     of  Morgan  Keegan  &
                                     Company,  Inc.  since
                                     1994.   He  has  been
                                     Secretary         and
                                     Treasurer  of  Morgan
                                     Asset     Management,
                                     Inc.  since 1993.  He
                                     was    Senior    Vice
                                     President  of  Morgan
                                     Keegan   &   Company,
                                     Inc.   from  1995  to
                                     1997.   Mr.   Maxwell
                                     was also  with  Ernst
                                     & Young
                                     (accountants)    from
                                     1976  to   1986   and
                                     served  as  a  senior
                                     manager  from 1984 to
                                     1986.

Joseph C. Weller*   Treasurer of     Mr.  Weller  has been         23                    N/A
Age 65              Trust (Since     Executive        Vice
                    2003)            President  and  Chief
                                     Financial  Officer of
                                     Morgan    Keegan    &
                                     Company,  Inc.  since
                                     1969,  Treasurer  and
                                     Secretary  of  Morgan
                                     Keegan   &   Company,
                                     Inc.  since  1969 and
                                     Executive    Managing
                                     Director   of  Morgan
                                     Keegan   &   Company,
                                     Inc.  since 1969.  He
                                     also has  served as a
                                     Director   of  Morgan
                                     Asset     Management,
                                     Inc. since 1993.

J. Thompson         Assistant        Mr.  Weller  has been         23                    N/A
Weller*             Secretary        a  Managing  Director
Age 39              (Since 2003)     and   Controller   of
                                     Morgan    Keegan    &
                                     Company,  Inc.  since
                                     October    2001.   He
                                     was    Senior    Vice
                                     President         and

                     POSITION(S)                                NUMBER OF
                      HELD WITH                               PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION     FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE        OVERSEEN BY     OTHER TRUSTEESHIP HELD
 NAME AND AGE(1)     TIME SERVED             YEARS               TRUSTEE             BY TRUSTEE
                                     Controller  of Morgan
                                     Keegan   &   Company,
                                     Inc.   from   October
                                     1998    to    October
                                     2001,  Controller and
                                     First Vice  President
                                     from   February  1997
                                     to   October    1998,
                                     Controller  and  Vice
                                     President  from  1995
                                     to February  1997 and
                                     Assistant  Controller
                                     from 1992 to 1995.
                                                                                       N/A
David M. George*    Chief            Mr.  George  has been         23
Age 52              Compliance       the Chief  Compliance
                    Officer          Officer   of   Morgan
                    (Since 2004)     Asset     Management,
                                     Inc.   and  a  Senior
                                     Vice   President   of
                                     Morgan.   Since  2004
                                     Keegan   &   Company,
                                     Inc.   since   August
                                     2004.   He   was   an
                                     Assistant    Director
                                     of   Compliance   and
                                     Senior           Vice
                                     President  of  Morgan
                                     Keegan   &   Company,
                                     Inc.  from April 2002
                                     to  August  2004.  He
                                     was a Branch  Manager
                                     and    First     Vice
                                     President  of  Morgan
                                     Keegan   &   Company,
                                     Inc.  from April 2001
                                     to  April  2002.   He
                                     was     a      Branch
                                     Administrative
                                     Officer     of    the
                                     Private  Client Group
                                     and    First     Vice
                                     President  of  Morgan
                                     Keegan   &   Company,
                                     Inc.  from  July 1999
                                     to  April  2001.   He
                                     was   a    Compliance
                                     Administrator     and
                                     Vice   President   of
                                     Morgan    Keegan    &
                                     Company,   Inc.  from
                                     August  1995  to July
                                     1999.

(1) The address of each Trustee is c/o the Trust,  50 North Front  Street,  21st
Floor,  Memphis,  Tennessee 38103. Joseph C. Weller is the father of J. Thompson
Weller. The address of Messrs.  Weller,  Weller,  Maxwell and George is 50 North
Front  Street,  21st Floor,  Memphis,  Tennessee  38103.  The address of Messrs.
Anthony and Gamble is 417 North 20th  Street,  15th Floor,  Birmingham,  Alabama
35203.

(2) McFadden Communications, LLC ("McFadden Communications"), a company of which Mr. McFadden is a majority owner, commenced a commercial banking relationship with Union Planters Bank in August 2003 pursuant to which Union Planters Bank extended to the company, in the ordinary course of business, a $1.5 million secured line of credit at Prime Rate and a $600,000 secured loan at 6.35%. This relationship continued with Regions Bank subsequent to the June 30, 2004 merger of Union Planters Corporation and Regions Financial Corporation. Since July 1, 2004, the largest aggregate amount of debt outstanding on the line of credit and loan was approximately $1.4 million. As of November 30, 2004, the aggregate amount of debt outstanding is approximately $960,000. Prior to July 1, 2004, McFadden Communications also performed printing services for Union Planters Corporation or one or more of its subsidiaries on a job-by-job basis competing with other printing companies. Since July 1, 2004, the company has performed similar services on the same basis for Regions Financial Corporation or one or more of its subsidiaries with total billings from these services amounting to approximately $192,000, representing less than 5% of the company's revenue.

     The Board has three standing committees - the Audit Committee, the Independent Trustees Committee, and the Qualified Legal Compliance Committee. The standing Audit Committee consists of all the Trustees of the Funds who are not interested persons of the Funds, as that term is defined in the 1940 Act ("Independent Trustees"). The Audit Committee's function is to recommend to the Board the employment of the independent accountants to conduct the annual audit of the Funds' financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended November 30, 2004, the Board's Audit Committee held two meetings.

     The Board also has a standing Independent Trustees Committee consisting of all the Independent Trustees. The Independent Trustees Committee must determine at least annually whether the Funds' advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The Independent Trustees Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Trustee, assessing whether Trustees should be added or removed from the Board and recommending to the Board policies concerning Independent Trustee compensation, investment in the Funds and resources. The Committee considers prospective candidates from shareholders and any source it deems appropriate. The Committee initially evaluates prospective candidates on the basis of the information it receives, considered in light of the criteria discussed below. The Committee must receive at least the following information regarding a candidate: (1) name;
(2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Those prospective candidates that appear likely to be able to fill a significant need of the Board are contacted by a Committee member by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged. If the Committee member(s), based on the results of these contacts, believes it has identified a viable candidate, it would consult with the full Committee for input. Any request by management to meet with the prospective candidate would be given appropriate consideration. Shareholders who would like to submit candidate names must submit them to the Funds' Secretary, who will forward such recommendation to the Independent Trustees Committee Chair. Shareholders may send other written communications to the Board or to an individual trustee by mailing such correspondence to the Secretary (Address: 50 North Front Street, 21st Floor, Memphis, Tennessee 38103). Such communications must be signed by the shareholder and identify the class and number of shares held by the shareholder. Properly submitted shareholder communications will, as appropriate, be forwarded to the entire Board or to the individual trustee. For the fiscal year ended November 30, 2004, the Board's Independent Trustees Committee held two meetings.

     In addition, the Funds have a Qualified Legal Compliance Committee ("QLCC") that consists of all of the Independent Trustees. The QLCC receives, reviews and takes appropriate action with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of fiduciary duty under U.S. federal or state law or a similar material violation by the Funds or by an officer, trustee, employee or agent of the Funds. For the fiscal year ended November 30, 2004, the Board's QLCC held no meetings.

     Officers and Trustees of the Funds who are interested persons of the Funds receive no salary or fees from the Funds. Each Independent Trustee receives from the Trust an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Chairs of the Independent Trustees and Audit Committees each receive from the Trust annual compensation of $500. An additional $1,500 is paid to the Independent Trustees for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Trustee is entitled to receive pension or retirement benefits from the Trust or the Funds.

     The table below sets forth the estimated compensation to be paid to the Trustees by the Funds for the period beginning on the commencement of operations of the Fund and ending on November 30, 2005. The table also sets forth the compensation the Trustees received from the other funds in the fund complex for the calendar year ended December 31, 2004.

                                           PENSION
                                             OR
                                           RETIREMENT                            TOTAL
                                           BENEFITS         ESTIMATED         COMPENSATION
                         AGGREGATE         ACCRUED           ANNUAL             FROM FUNDS
                        COMPENSATION       AS PART          BENEFITS            AND FUND
NAME AND POSITION         FROM THE         OF FUND           UPON              COMPLEX PAID
 WITH THE FUNDS           FUNDS(1)         EXPENSES         RETIREMENT         TO TRUSTEE
------------------------------------------------------------------------------------------------

Interested
----------
Trustees
--------
------------------------------------------------------------------------------------------------
Allen B. Morgan,            None              N/A              N/A                None
Jr.*
Trustee

J. Kenneth                  None              N/A              N/A                None
Alderman*
Trustee

Independent
-----------
Trustees
--------

James D.                    None              N/A              N/A              $15,000
Witherington,
Jr.(2)
Trustee

William Jeffries          $14,500             N/A              N/A              $39,125
Mann
Trustee

James Stillman            $14,750             N/A              N/A              $36,500
R. McFadden
Trustee

Mary S. Stone             $14,000             N/A              N/A              $35,500
Trustee

W. Randall                $14,000             N/A              N/A              $35,500
Pittman
Trustee

Archie W. Willis          $14,000             N/A              N/A              $35,500
III
Trustee

(1) Since the Funds have not completed their first fiscal year,  compensation is estimated based upon payments to be made by the Funds through November 30, 2005.

(2) Mr. Witherington resigned from the Board effective July 1, 2004.

The  following   table  sets  forth  the  dollar  range  of  equity   securities
beneficially owned by each Trustee in the Funds and in all registered investment companies overseen by the Trustee as of December 31, 2004.

                                                                   AGGREGATE DOLLAR RANGE
                                                                   OF EQUITY SECURITIES IN
                                                                       ALL REGISTERED
                                                                    INVESTMENT COMPANIES
                                   DOLLAR RANGE OF EQUITY          OVERSEEN BY TRUSTEE IN
      NAME OF TRUSTEE              SECURITIES IN THE FUND               FUND COMPLEX
------------------------------------------------------------------------------------------------

Interested Trustees
-------------------
------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.*                       None                        Over $100,000

J. Kenneth Alderman*                        None                        Over $100,000


Independent Trustees
--------------------

James D. Witherington, Jr.(1)               None                            None

William Jeffries Mann                       None                       $10,001-$50,000

James Stillman R. McFadden                  None                       $10,001-50,000

Mary S. Stone                               None                            None

W. Randall Pittman                          None                       $10,001-50,000

Archie W. Willis III                        None                       $10,001-50,000


(1) Mr. Witherington resigned from the Board effective July 1, 2004.

Investment Adviser
------------------

Morgan Asset Management, Inc. (the "Adviser"), 417 North 20th Street, Birmingham, Alabama 35203, an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds pursuant to an advisory agreement approved by the Board, including the majority of the Independent Trustees.

The advisory agreement became effective as of February 18, 2005. The advisory agreement provides that, subject to overall supervision by the Board, the Adviser manages the investment and other affairs of the Funds. The Adviser is responsible for managing the Funds' portfolio securities and for making purchases and sales of portfolio securities consistent with the Funds' investment objective, policies and limitations described in the Prospectus and this SAI. The Adviser is obligated to furnish the funds with office space as well as with executive and other personnel necessary for the operation of the funds. In addition, the Adviser is obligated to supply the Board and officers of the Trust with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of Trustees and officers of the Trust who are employees of the Adviser and/or its affiliates.

The Funds bear separately all of their other expenses that are not assumed by the Adviser. These expenses include, among others, legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations; the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the Funds and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the Funds' shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to the Funds' shareholders; costs of stationery; costs of shareholders and other meetings of the Funds; compensation and expenses of the Independent Trustees; and insurance covering the Funds and the Trustees and officers. The Funds also are liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be party. The

Funds also may have an obligation to indemnify the Trustees and officers with respect to any such litigation.

The advisory agreement will remain in effect from year to year with respect to the Funds, provided such continuance is approved by a majority of the Board or by vote of the holders of a majority of the outstanding voting securities of the Funds. Additionally, the advisory agreement must be approved annually by vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The advisory agreement may be terminated by the Adviser or the Trust, without penalty, on sixty (60) days' written notice to the other, and will terminate automatically in the event of its assignment.

In considering the advisory agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the agreement were fair and reasonable and that approval of the advisory agreement on behalf of the Funds is in the best interests of each Fund. In evaluating the advisory agreement, the Board reviewed materials furnished by the Adviser, including information regarding its affiliates and its personnel, operations and financial condition. The Board also specifically considered the following as relevant to its determination to approve the advisory agreement: (1) the history, reputation, qualification and background of the Adviser and the portfolio managers assigned to manage the Funds; (2) the breadth of the securities from which the Adviser would select investments for the Funds and the analysis related to those securities; (3) the nature and scope of the services to be provided by the Adviser under the advisory agreement; (4) that the fee and expense ratios of the Funds are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar funds with similar investment objectives and policies; (5) the Adviser's estimated costs for providing services; (6) the level of fees the Adviser charges other accounts for the same or similar services; (7) the Adviser's disciplinary history; (8) the Adviser's financial condition; (9) the Adviser's compliance systems and capabilities; (10) other compensation and benefits received from the Funds or arising out of the contract by the Adviser or its respective affiliates; (11) the overall expense ratio of the Funds and the effect of the Funds' size on its performance and expenses; and (12) other factors deemed relevant by the Board.

With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered the Adviser's use of brokers or dealers in Fund transactions that provided research and other services to the Adviser, and the benefits derived by the Funds and by other clients of the Adviser from such services. The Board also considered the Adviser's positive compliance history, as the firm has been free of significant compliance problems.

With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the agreements and the profitability of the Adviser and its affiliates from their association with the Funds. The Board reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered the contractual waiver on investment advisory fee undertaken by the Adviser. The Board concluded that the benefits accruing to the Adviser and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund.

These  matters  were  also  considered  by  the  Independent   Trustees  meeting
separately from the full Board with experienced 1940 Act counsel that is independent of the Adviser and the Distributor.

Prior to June 30, 2004, Union Planters Investment Advisors ("UPIA") served as investment adviser to the Funds' predecessor. On June 30, 2004, Union Planters Corporation, the parent of UPIA, merged with and into Regions Financial Corporation and Morgan Asset Management, Inc. assumed the duties of UPIA under the advisory agreement for the Funds' predecessors. For fiscal years ended August 31, 2004, 2003 and 2002, the Funds' predecessors paid UPIA and Morgan Asset Management, Inc. investment advisory fees in the following amounts:

Growth Equity Fund
Fiscal Year Ended         Gross (before           Reduction               Net (after
August 31                 voluntary reduction)                            voluntary reduction)
2003                      $97,077                 $69,317                 $27,760
2004 (UPIA)               $237,402                $83,106                 $154,296

2004 (Morgan Asset        $55,364                 $3,691                  $51,673
Management, Inc.)

Growth & Income Fund

Fiscal Year Ended         Gross (before           Reduction               Net (after voluntary
August 31                 voluntary reduction)                            reduction)
2002                      $1,178,523              $157,135                $1,021,388
2003                      $1,006,595              $110,376                $896,219
2004 (UPIA)               $978,658                $65,243                 $913,415
2004 (Morgan Asset        $192,224                $0                      $192,224
Management, Inc.)

Balanced Fund

Fiscal Year Ended         Gross (before           Reduction               Net (after voluntary
August 31                 voluntary reduction)                            reduction)
2002                      $  357,167              $100,696                $256,471
2003                      $  355,401              $103,171                $252,230
2004 (UPIA)               $  349,146              $ 87,287                $261,859
2004 (Morgan Asset        $   71,917              $ 17,979                53,938
Management, Inc.)

Tax-Exempt Bond Fund

Fiscal Year Ended         Gross (before           Reduction               Net (after voluntary
August 31                 voluntary reduction)                            reduction)
2002                      $ 90,179                $ 90,179                $      0
2003                      $ 94,074                $ 94,074                $      0
2004 (UPIA)               $ 82,493                $ 67,628                $ 14,865
2004 (Morgan Asset        $ 15,524                $ 10,867                $   4,657
Management, Inc.)

Intermediate Bond Fund

Fiscal Year Ended         Gross (before           Reduction               Net (after voluntary
August 31                 voluntary reduction)                            reduction)
2002                      $ 572,706               $ 77,488                $ 495,218
2003                      $ 590,988               $ 46,735                $ 544,253
2004 (UPIA)               $ 480,044               $ 19,200                $ 460,844
2004 (Morgan Asset        $  90,097               $  3,604                $  86,493
Management, Inc.)

Tax-Exempt Money Market Fund

Fiscal Year Ended         Gross (before           Reduction               Net (after voluntary
August 31                 voluntary reduction)                            reduction)
2002                      $ 119,091               $103,441                $ 15,650
2003                      $ 115,838               $ 76,868                $ 38,970
2004 (UPIA)               $  78,685               $ 42,549                $ 36,136
2004 (Morgan Asset        $  14,630               $ 10,972                $  3,658
Management, Inc.)

Money Market Fund
Fiscal Year Ended         Gross (before           Reduction               Net (after voluntary
August 31                 voluntary reduction)                            reduction)
2002                      $1,495,350              $547,193                $  948,157
2003                      $1,048,893              $393,336                $  655,557
2004 (UPIA)               $  769,906              $288,716                $  481,190
2004 (Morgan Asset        $  150,915              $ 56,594                $   94,321
Management, Inc.)

Code of Ethics Restrictions on Personal Trading
-----------------------------------------------

As required by SEC rules, the Funds, their Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
-------------------------------------------

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Adviser voted proxies relating to the Funds' portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 800-564-2188 (toll-free) or visiting the SEC's website at WWW.SEC.GOV. You also may view the proxy voting activity for each Fund by visiting Regions' website at www.regions.com.

Portfolio Holdings Information
------------------------------

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Funds' website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.

3. Top ten portfolio holdings disclosed in the Fund's quarterly profiles and posted on the Funds' website approximately 25 days after quarter-end.

Non-Public Portfolio Holdings

Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. Pursuant to the Funds' policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. Neither a Fund, the Adviser nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings.

Service Providers

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and recordkeeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Rating and Ranking Organizations

Any Fund officer may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Other Recipients

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Fund, provided that:

1. The recipient makes a specific request to an authorized person;

2. The  authorized  person  determines  that the Fund has a legitimate  business
purpose  for  disclosing   non-public  portfolio  holdings  information  to  the
recipient;

3. The Authorized Person obtains prior approval from the Fund's Chief Compliance Officer; and

4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the authorized person.

Media

Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Waivers of Restrictions

The Funds' policy may not be waived, or exceptions made, without the consent of the Funds' Chief Compliance Officer. All waivers and exceptions will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting.

Conflicts of Interest

If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Funds' shareholders and the interests of the Funds' service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

Board Review

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

Brokerage Transactions

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

During the fiscal year ended August 31, 2003 and August 31, 2004, the LEADER Mutual Funds paid, on behalf of the Growth Equity Fund, approximately $19,443 and $31,437 respectively, in brokerage commissions. During the fiscal years ended August 31, 2002, August 31, 2003 and August 31, 2004, the LEADER Mutual Funds paid, on behalf of the Growth & Income Fund, approximately $24,317, $52,416 and $36,078, respectively, in brokerage commissions. During the fiscal years ended August 31, 2002, August 31, 2003 and August 31, 2004, the LEADER Mutual Funds paid, on behalf of the Balanced Fund, approximately $2,701, $29,674 and $57,859 respectively, in brokerage commissions. No such commissions were paid to affiliates of the LEADER Mutual Funds.

Administrator and Sub-Administrator
-----------------------------------

Morgan Keegan & Company, Inc., 50 North Front Street, Memphis, Tennessee 38103, will provide administrative personnel and services to the Funds for a fee at an annual rate of 0.12% of daily net assets. The Administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the Administrator include, but are not limited to the following:

     o preparation, filing and maintenance of the Funds' governing documents, minutes of Trustees' meetings and shareholder meetings;

     o preparation and filing with the SEC and state regulatory authorities the Funds' registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

     o  prepare, negotiate and administer contracts on behalf of the Funds;

     o  supervision of the preparation of financial reports;

     o  preparation and filing of federal and state tax returns;

     o  assistance with the design, development and operation of a Fund; and

     o  providing advice to the Funds and Trustees.

BISYS Fund Services, Limited Partnership ("BISYS, LP"), 3435 Stelzer Road, Columbus, Ohio 43219 will provide sub-administrative services to the Funds.

Prior to February 18, 2005, BISYS, LP was the administrator of the Funds' predecessors. For the fiscal year ended August 31, 2004, the LEADER Mutual Funds series paid BISYS, L.P. the following amounts: the Growth Equity Fund - $73,422 (which is $4,649 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the fund's average daily net assets); the Growth & Income Fund - $296,184 (which is $16,052 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the fund's average daily net assets); the Balanced Fund - $99,659 (which is $5,607 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the fund's average daily net assets); the Tax-Exempt Bond Fund - $32,545 (which is $6,662 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the fund's average daily net assets); the Intermediate Bond Fund - $216,866 (which is $11,191 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the fund's average daily net assets); the Tax-Exempt Money Market Fund - $34,994 (which is $11,664 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.15% of the fund's average daily net assets); and the Money Market Fund - $381,915 (which is $78,500 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the fund's average daily net assets).

For the fiscal year ended August 31, 2003, the LEADER Mutual Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $25,888; the Growth & Income Fund - $268,473; the Balanced Fund - $88,654; the Tax-Exempt Bond Fund - $37,639 (which is $6,828 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the fund's average daily net assets); the Intermediate Bond Fund - $236,432; the Tax-Exempt Money Market Fund - $49,119 (which is $12,280 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the fund's average daily net assets); and the Money Market Fund - $524,452 (which is $77,706 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the fund's average daily net assets).

For the fiscal year ended August 31, 2002, the LEADER Mutual Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $314,276; the Balanced Fund - $89,293; the Tax-Exempt Bond Fund - $30,914 (which is $5,158 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the fund's average daily net assets); the Intermediate Bond Fund - $229,085; the Tax-Exempt Money Market Fund - $46,315 (which is $13,231 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the fund's average daily net assets); and the Money Market Fund - $623,707 (which is $123,975 less than the maximum administration fees the fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the fund's average daily net assets).

Transfer Agent, Dividend Disbursing Agent and Fund Accounting Services
----------------------------------------------------------------------

BISYS Fund Services Inc., 3435 Stelzer Road, Columbus, Ohio 43219 will provide transfer agency, dividend disbursing agent and portfolio accounting services to the Funds until on or about May 31, 2005. Thereafter, Morgan Keegan & Company, Inc., 50 North Front Street, Memphis, Tennessee 38103 will provide those services to the Funds. BISYS Fund Services Inc. and Morgan Keegan & Company Inc. will receive a fee for transfer agency and dividend disbursing agency services based on the size, type and number of accounts and transactions made by shareholders. The fee will be based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. BISYS Fund Services Inc. will receive a fee based upon each Fund's average net assets.

Custodian
---------

Regions Bank, 417 North 20th Street, Birmingham, Alabama 35203, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

Independent Registered Public Accounting Firm
---------------------------------------------

PricewaterhouseCoopers LLP, independent registered public accountants located at Morgan Keegan Tower, 50 North Front Street, Suite 1000, Memphis, TN 38103, provides audit and tax services to the Funds.

Legal Counsel
-------------

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave., NW, Washington, DC 20036, serves as legal counsel for the Funds.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Total Return
------------

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

Yield
-----

The Tax-Exempt Money Market Fund and Money Market Fund calculate the yield for their respective classes of shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

     o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o  multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

Performance Comparisons
-----------------------

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

     o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual Fund industry from sources such as the Investment Company Institute ("ICI").

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information
-------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

Ratings Information
-------------------

Standard And Poor's Bond Ratings

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): -- The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service Corporate Bond Ratings

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

Fitch Ratings Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.

Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Ratings Short-Term Debt Rating Definitions

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates   a  satisfactory   capacity  for  timely  payment  of  financial
commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS

The table below sets forth on a PRO FORMA basis the names, addresses and percentage ownership of those persons who are anticipated to be beneficial owners of more than 5% of the shares of Class A and Class I of any Fund as of January 31, 2005. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                            NUMBER OF SHARES        THE SHAREHOLDER

BALANCED FUND CLASS I

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                         5142003.209                  99.95%


BALANCED FUND CLASS A

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                           64293.44                  28.15%

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                          59991.869                  26.26%

FEDERATED INVESTORS TRUST COMPANY
NORTHEAST ARKANSAS CLINIC
5800 CORPORATE DRIVE
ATTN RELATIONSHIP MANAGER
PITTSBURGH  PA  152377000                                   24769.862                  10.84%


GROWTH & INCOME FUND CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                        79396.83                  24.95%

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                          61709.349                  19.39%

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                           34031.94                  10.69%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                            NUMBER OF SHARES        THE SHAREHOLDER

GROWTH & INCOME FUND CLASS I

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523                                  2623314.095                  54.07%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                         2107082.983                  43.43%


GROWTH EQUITY FUND CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                      163841.983                  61.66%

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                          35002.934                  13.17%

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                           22740.43                   8.56%


GROWTH EQUITY FUND CLASS I

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523                                  2622279.527                  99.70%


INTERMEDIATE BOND FUND CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                      194064.598                  47.47%

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                           47766.69                  11.75%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                            NUMBER OF SHARES        THE SHAREHOLDER

MORGAN KEEGAN AND CO  FBO
50 FRONT STREET
MEMPHIS, TN  38103                                           31131.20                   7.66%


INTERMEDIATE BOND FUND CLASS I

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523                                  6799745.996                  90.39%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                          621774.511                   8.27%


MONEY MARKET FUND CLASS I

UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS  TN  38147                                          4720758.3                  28.91%

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523                                  49533395.17                  44.36%

BANK OF HAWAII
PO BOX 1930
HONOLULU  HI  968051930                                    42159220.3                  37.76%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                        19868766.607                  17.80%


MONEY MARKET FUND CLASS A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS  TN  38103                                        50579473.52                  98.38%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                            NUMBER OF SHARES        THE SHAREHOLDER

TAX EXEMPT BOND FUND CLASS I

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523                                  1140921.435                  97.32%


TAX EXEMPT MONEY MARKET FUND CLASS A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS  TN  38103                                         3017019.05                  99.98%


TAX-EXEMPT BOND FUND CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                       59376.596                  25.43%

MORGAN KEEGAN AND CO  FBO
UM ROGERS
2836 VALLEY HOME ROAD
MORRISTOWN  TN  37813                                        19235.45                   8.25%


TAX-EXEMPT MONEY MARKET FUND CLASS I

UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS  TN  38147                                         1109271.02                   6.49%

ISTCO A PARTNERSHIP
PO BOX 523
BELLVILLE  IL  622220523                                   15834326.9                  92.68%

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP was the LEADER Mutual Funds' independent registered public accountants for the period ended August 31, 2004. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the LEADER Mutual Funds' financial statements contained in the LEADER Mutual Funds' Annual Report to shareholders for the period ended August 31, 2004 ("Annual Report"). Those financial statements have been examined by PricewaterhouseCoopers LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this SAI. PricewaterhouseCoopers LLP performed an audit of the LEADER Mutual Funds' financial statements as of and for the year ended August 31, 2004 and will review the LEADER Mutual Funds' federal and state income tax returns. KPMG LLP was the LEADER Mutual Funds' independent registered public accounting firm for the years and for the fiscal periods ended August 31, 2003, August 31, 2002 and August 31, 2001.

                       Regions Morgan Keegan Select Funds

                           PART C. OTHER INFORMATION.

Item 23.    Exhibits

(a)     (i)      Declaration of Trust and Amendment No. 1; (7)
        (ii)     Restatement  and Amendment No. 9 to the Declaration of Trust of
                 the Registrant; (17)
        (iii)    Amendment  No. 10 to the Amended and  Restated  Declaration  of
                 Trust of the Registrant; (19)
        (iv)     Amendment  No. 11 to the Amended and  Restated  Declaration  of
                 Trust of the Registrant; (19)
        (v)      Amendment  No. 12 to the Amended and  Restated  Declaration  of
                 Trust of the Registrant; (19)
        (vi)     Amendment  No. 13 to the Amended and  Restated  Declaration  of
                 Trust of the Registrant; (23)
        (vii)    Amendment  No. 14 to the Amended and  Restated  Declaration  of
                 Trust (29)
        (viii)   Amendment  No. 15 to the Amended and  Restated  Declaration  of
                 Trust (29)
        (ix)     Amendment  No. 16 to the Amended and  Restated  Declaration  of
                 Trust (26)

(b)     (i)      By-Laws of the Registrant; (1)
        (ii)     Amendment  Nos. 1 through 4 to the  By-Laws of the  Registrant;
                 (13)
        (iii)    Amendment No. 5 to the By-Laws of the Registrant; (22)

(c)     Specimen   Certificate   for  Shares  of  Beneficial   Interest  of  the
        Registrant; (4)

(d)(1) Form of Investment Advisory Agreement between Registrant and Morgan Asset Management, Inc. dated February __, 2005 with respect to Regions Morgan Keegan Select Money Market Fund, Regions Morgan Keegan Select Tax-Exempt Money Market Fund, Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt Bond Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Growth & Income Fund and Regions Morgan Keegan Select Growth Equity Fund (30)

   (2)  Form of Fee Waiver Agreement (30)

(e)     Form of Underwriting Agreement with Morgan Keegan & Co., Inc. (30)

(f)     Not applicable;

(g)     Form of Custodian Agreement with Regions Bank (30)

(h)     (i)      Conformed  copy of Agreement  for  Administrative  Services and
                 Transfer Agency Services; (19)
        (ii)     Copy of Amendment  No. 1 to the  Agreement  for  Administrative
                 Services and Transfer Agency Services; (20)
        (iii)    Copy of Amendment  No. 2 to the  Agreement  for  Administrative
                 Services and Transfer Agency Services; (23)
        (iv)     Conformed copy of Shareholder Services Agreement; (13)
        (v)      Conformed  copy  of  Amendment  No.  1  to  Exhibit  A  to  the
                 Shareholder Services Agreement; (23)
        (vi)     Conformed Copy of Transfer Agency and Services Agreement; (22)
        (vii)    Conformed  Copy of Amendment  No. 1 to the Transfer  Agency and
                 Services Agreement; (24)
        (viii)   Form of Administration Agreement; (30)
        (ix)     Form of Sub-Administration Agreement; (30)
        (x)      Form of Fund Accounting Agreement; (30)
        (xi)     Transfer Agency Agreement with Morgan Keegan & Co., Inc. (to be filed)

(i) Opinion and Consent of Counsel with respect to Regions Morgan Keegan Select Money Market Fund, Regions Morgan Keegan Select Tax-Exempt Money Market Fund, Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt Bond Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Growth & Income Fund and Regions Morgan Keegan Select Growth Equity Fund (filed herewith)

(j)     (i)      Accountant's  Consent  of  PricewaterhouseCoopers   LLP  (filed
                 herewith)
        (ii)     Accountant's Consent of KPMG LLP (filed herewith)

(k)     Not applicable;

(l)     Conformed copy of Initial Capital Understanding; (5)

(m)     Form of Distribution Plan pursuant to Rule 12b-1; (30)

(n)     Conformed copy of Restated Multiple Class Plan of the Registrant; (23)

(o)     (reserved)

(p)     Code of Ethics
        (1) Revised Code of Ethics for Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. dated August 2004 (27)
        (2)(a) Amended and Restated Code of Ethics for Morgan Keegan & Co., Inc. and Morgan Asset Management, Inc. (28)
           (b) Revised Code of Ethics for Morgan Asset Management, Inc. and Morgan Keegan & Co., Inc. (to be filed)


1. Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

4. Incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

5. Incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

7. Incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

11. Incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

13. Incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

15. Incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

17. Incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

18. Incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).

19. Incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

20. Incorporated by reference to Post-Effective Amendment No. 29 on Form N-1A filed October 10, 2002 (File Nos. 33-44737 and 811-6511).

22. Incorporated by reference to Post-Effective Amendment No. 31 on Form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

23. Incorporated by reference to Post-Effective Amendment No. 32 on Form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

24. Incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

25. Incorporated by reference to Post-Effective Amendment No. 37 on Form N-1A filed April 23, 2004 (File Nos. 33-44737 and 811-6511).

26. Incorporated by reference to the Registrant's Registration Statement on Form N-14, SEC File No. 333-121019 filed December 6, 2004.

27. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Morgan Keegan Select Fund, Inc., SEC File No. 333-66181 filed on October 28, 2004.

28. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of Morgan Keegan Select Fund, Inc., SEC File No. 333-66181 filed on August 17, 2000.

29. Incorporated by reference to the Registrant's Post-Effective Amendment No. 43 on Form N-1A, SEC File No. 33-44737 filed on January 31, 2005.

30.  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
Registrant's Registration Statement on Form N-14, SEC File No. 333-121019 filed on December 17, 2004.

Item 24.         Persons Controlled by or Under Common Control with Registrant:

                 None

Item 25.         Indemnification:

        Article XI of the Declaration of Trust States:
        ----------------------------------------------

        Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

        The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

        No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

        Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

        The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

        Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust.

        No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

        Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

        Section 3. Express Exculpatory Clauses and Instruments.

        The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

        PARAGRAPH 7 OF THE ADVISORY AGREEMENT BETWEEN THE REGISTRANT AND MORGAN ASSET MANAGEMENT, INC. WILL STATE:

                 A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to Regions Funds or to any shareholder of Regions Funds or any Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of Regions Funds.

                 B. No provision of this Agreement shall be construed to protect any Trustee or officer of Regions Funds, or any director or officer of the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

Paragraph 7 of the Underwriting Agreement between the Registrant and Morgan Keegan & Company, Inc. will state:

        The Trust agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Trust shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Trust by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.



Item 26.         Business and Other Connections of Investment Adviser:

        Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to the Regions Morgan Keegan Select Intermediate Bond Fund, the Regions Morgan Keegan Select High Income Fund, the Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc. and RMK Advantage Income Fund, Inc. and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated February 24, 2004 and filed with the Securities and Exchange Commission ("SEC") (registration number 801-27629) and is incorporated herein by reference.

Item 27.         Principal Underwriters:

(a)     RMK Advantage Income Fund, Inc.
        RMK High Income Fund, Inc.
        RMK Strategic Income Fund, Inc.
        Morgan Keegan Select Fund, Inc.

(b)     Morgan Keegan & Company, Inc.

Name and                      Positions and                 Positions and
Principal Business            Offices With                  Offices With
Address                       Underwriter                   Registrant
------------------            -------------                 -------------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.          Chairman and                  Director
                              Chief Executive
                              Officer, Executive
                              Managing Director

Joseph C. Weller              Chief Financial               Vice President,
                              Officer, Executive            Treasurer (Chief
                              Managing Director,            Financial Officer)
                              Executive Vice President,
                              Secretary and Treasurer

G. Douglas Edwards            Vice Chairman, President,
                              Chief Operating Officer       None
                              Executive Managing
                              Director

Robert A. Baird               Executive                     None
                              Managing Director

John C. Carson, Jr.           Executive                     None
                              Managing Director

Jerome M. Dattel              Executive                     None
                              Managing Director

Richard S. Ferguson           Executive                     None
                              Managing Director

William F. Hughes, Jr.        Executive Managing            None
                              Director

E. Carl Krausnick, Jr.        Executive Managing            None
                              Director

Thomas V. Orr, Jr.            Executive Managing            None
                              Director

James A. Parish, Jr.          Executive Managing            None
                              Director

John H. Grayson, Jr.          Executive Managing            None
                              Director

Minor Perkins                 Executive Managing            None
                              Director

John H. Abington              Managing Director             None

Gary S. Aday                  Managing Director             None

Allen B. Adler                Managing Director             None

Franklin P. Allen, III        Managing Director             None

Lori Sullivan Antolovic       Managing Director             None

George E. Arras, Jr.          Managing Director             None

James N. Augustine, Jr.       Managing Director             None

Reese E. Austin II            Managing Director             None

Joseph K. Ayers               Managing Director             None

Rodney D. Baber, Jr.          Managing Director             None

Woodley H. Bagwell            Managing Director             None

Charles E. Bailey             Managing Director             None

Lynn Ballinger                Managing Director             None

Milton A. Barber              Managing Director             None

W. Freeman Barber             Managing Director             None

Joseph C. Barkley             Managing Director             None

Reginald E. Barnes            Managing Director             None

Glen E. Bascom                Managing Director             None

W. Preston Battle             Managing Director             None

William Herbert Bauch         Managing Director             None

Mark E. Bennett               Managing Director             None

Howard McShan Benz            Managing Director             None

Robert C. Berry               Managing Director             None

James Birdwell III            Managing Director             None

Ben M. Blackmon               Managing Director             None

William J. Blanton            Managing Director             None

Sander David Bleustein        Managing Director             None

Harold E. Blondeau            Managing Director             None

LaMonte E. Bolding            Managing Director             None

Charles E. Bottcher, Jr.      Managing Director             None

John D. Brewer                Managing Director             None

Scott Broady                  Managing Director             None

Henry W. Brockman, Jr.        Managing Director             None

Susan Leonard Brown           Managing Director             None

Edna P. Bruder                Managing Director             None

Paul S. Burd                  Managing Director             None

Lawrence H. Campbell          Managing Director             None

John B. Carr, Jr.             Managing Director             None

Ted H. Cashion                Managing Director             None

Subhasish Chandra             Managing Director             None

Jerry L. Chapman              Managing Director             None

Marshall A. Clark             Managing Director             None

William F. Clay               Managing Director             None

Douglas L. Col                Managing Director             None

Lisa Westmoreland Collier     Managing Director             None

Thomas P. Colonna             Managing Director             None

Robert E. Cope III            Managing Director             None

J. Dow Crocker                Managing Director             None

Mark W. Crowl                 Managing Director             None

Bjorn F. Danielson            Managing Director             None

G. Lee Davis                  Managing Director             None

Frederick A. Dawson           Managing Director             None

Harold L. Deaton              Managing Director             None

William F. Deeley             Managing Director             None

William W. Deupree, Jr.       Managing Director             None

William W. Deupree III        Managing Director             None

James J. Dieck                Managing Director             None

David O. DiFillippo           Managing Director             None

Christopher M. Drummond       Managing Director             None

Robert H. Dudley, Jr.         Managing Director             None

Richard T. Dulaney            Managing Director             None

Richard H. Eckels             Managing Director             None

Steve D. Elam                 Managing Director             None

Robert C. Farmer              Managing Director             None

Richard K. Fellows            Managing Director             None

William Henry Fenoglio, Jr.   Managing Director             None

Donald F. Fontes              Managing Director             None

John D. Fortenberry           Managing Director             None

James M. Fowler, Jr.          Managing Director             None

P. Brian Fowler               Managing Director             None

Wilmer J. Freiberg            Managing Director             None

Graham D.S. Fulton            Managing Director             None

Thomas F. Galvin              Managing Director             None

Scott Z. Garfinkel            Managing Director             None

John H. Geary                 Managing Director             None

William A. Geary              Managing Director             None

J. Michael Gibbs              Managing Director             None

Kevin H. Giddis               Managing Director             None

Stephen P. Gilmartin          Managing Director             None

Robert D. Gooch, Jr.          Managing Director             None

Robert D. Gooch III           Managing Director             None

James F. Gould                Managing Director             None

Gary W. Guinn                 Managing Director             None

David M. Guthrie              Managing Director             None

Jan L. Gwin                   Managing Director             None

Mark S. Hahn                  Managing Director             None

Russell Haltom                Managing Director             None

James W. Hamilton, Jr.        Managing Director             None

William W. Harlin III         Managing Director             None

Chris B. Harrell              Managing Director             None

Michael J. Harris             Managing Director             None

Artie W. Hatfield             Managing Director             None

Haywood Henderson             Managing Director             None

Roderick E. Hennek            Managing Director             None

William P. Hinckley           Managing Director             None

Jay K. Hirt                   Managing Director             None

John M. Hirt                  Managing Director             None

Teddy D. Jackson              Managing Director             None

J. Barry Jenkins              Managing Director             None

Kimble L. Jenkins             Managing Director             None

Robert Jetmundsen             Managing Director             None

C. Michael Johnson            Managing Director             None

James R. Johnson              Managing Director             None

Randy H. Karchmer             Managing Director             None

Carol Sue Keathley            Managing Director             None

Dan T. Keel III               Managing Director             None

Mary Beth Ketcham             Managing Director             None

William R. Kitchens, Jr.      Managing Director             None

Andrew Klausner               Managing Director             None

James D. Klepper              Managing Director             None

Peter R. Klyce                Managing Director             None

Peter Stephen Knoop           Managing Director             None

William L. Knox, Jr.          Managing Director             None

R. Patrick Kruczek            Managing Director             None

Tammira M. Kuntz              Managing Director             None

Gary V. Kutz                  Managing Director             None

James R. Ladyman              Managing Director             None

A. Welling LaGrone, Jr.       Managing Director             None

James Robert Lambert          Managing Director             None

Benton G. Landers             Managing Director             None

David M. Landry               Managing Director             None

Caswell Prewitt Lane Jr.      Managing Director             None

David James Lavelle           Managing Director             None

John R. Lawrence              Managing Director             None

Steve L. Lawrence             Managing Director             None

William M. Lellyett, Jr.      Managing Director             None

W. G. Logan, Jr.              Managing Director             None

W. Gage Logan III             Managing Director             None

Wiley H. Maiden               Managing Director             None

Robert E. Mallory             Managing Director             None

Robert Marshall               Managing Director             None

John Henry Martin             Managing Director             None

William D. Mathis, III        Managing Director             None

John Fox Matthews             Managing Director             None

Francis J. Maus               Managing Director             None

Charles D. Maxwell            Managing Director             Secretary and
                                                            Assistant Treasurer

John Welsh Mayer              Managing Director             None

W. Ward Mayer                 Managing Director             None

W. Neal McAtee                Managing Director             None

Tavis C. McCourt              Managing Director             None

Harris L. McCraw III          Managing Director             None

Randall McEachem              Managing Director             None

Robert C. McEwan III          Managing Director             None

Jere S. McGuffee              Managing Director             None

Thomas J. McQuiston           Managing Director             None

Gregg C. Meeks                Managing Director             None

David E. Mervis               Managing Director             None

Edward S. Michelson           Managing Director             None

G. Rolfe Miller               Managing Director             None

Gary C. Mills                 Managing Director             None

David Montague                Managing Director             None

K. Brooks Monypeny            Managing Director             None

John G. Moss                  Managing Director             None

William G. Mueller IV         Managing Director             None

Gavin M. Murrey               Managing Director             None

David Myers                   Managing Director             None

Philip G. Nichols             Managing Director             None

John R. Norfleet              Managing Director             None

Mark O. O'Brien               Managing Director             None

Thomas K. Oppenheim           Managing Director             None

John T. Pace, Jr.             Managing Director             None

Jack A. Paratore              Managing Director             None

J. Christopher Perkins        Managing Director             None

Logan B. Phillips, Jr.        Managing Director             None

L. Jack Powell                Managing Director             None

Lee Powell                    Managing Director             None

Richard L. Preis              Managing Director             None

J. Jarrell Prince             Managing Director             None

George B. Pugh, Jr.           Managing Director             None

David T. Putnam               Managing Director             None

Jeffrey M. Raff               Managing Director             None

C. David Ramsey               Managing Director             None

Wade B. Randolph, Jr.         Managing Director             None

Richard R. Reichelt, Jr.      Managing Director             None

Hedi H. Reynolds              Managing Director             None

Donna L. Richardson           Managing Director             None

R. Michael Ricketts           Managing Director             None

Kathy L. Ridley               Managing Director             None

Robert W. Rimer, Jr.          Managing Director             None

James T. Ritt                 Managing Director             None

Terry A. Robertson            Managing Director             None

Darien M. Roche               Managing Director             None

Stephen Rosen                 Managing Director             None

Kenneth L. Rowland            Managing Director             None

Walter A. Ruch III            Managing Director             None

Ricky L. Ruffin               Managing Director             None

Michael L. Sain               Managing Director             None

Jan E. Sanchez                Managing Director             None

W. Wendell Sanders            Managing Director             None

Jon B. Sanderson              Managing Director             None

Thomas J. Savoie              Managing Director             None

Franklin L. Schaefer          Managing Director             None

E. Elkan Scheidt              Managing Director             None

Ronald J. Schuberth           Managing Director             None

G. Scott Setton               Managing Director             None

George C. Shaffrey            Managing Director             None

Lynn T. Shaw                  Managing Director             None

J. Larry Shipman              Managing Director             None

John M. Sillay                Managing Director             None

Martin B. Silverfield         Managing Director             None

Richard A. Simmons            Managing Director             None

Fred B. Smith                 Managing Director             None

Gary M. Smith                 Managing Director             None

Richard J. Smith              Managing Director             None

Robert I. Smith               Managing Director             None

H. Lee Snipes, Jr.            Managing Director             None

Robert L. Snider              Managing Director             None

John B. Snowden, IV           Managing Director             None

Thomas A. Snyder              Managing Director             None

Richard A. Spell              Managing Director             None

John W. Stokes, III           Managing Director             None

John W. Stokes                Managing Director             None

John Burke Strange            Managing Director             None

Scott E. Tabor                Managing Director             None

James M. Tait, III            Managing Director             None

Hugh C. Tanner                Managing Director             None

Gary C. Tate                  Managing Director             None

Phillip C. Taylor             Managing Director             None

Grady G. Thomas, Jr.          Managing Director             None

Van C. Thompson               Managing Director             None

John D. Threadgill            Managing Director             None

Ronald L. Tillett             Managing Director             None

Alan Ray Tipton               Managing Director             None

Richard B. Travis             Managing Director             None

William Bruce Trusty          Managing Director             None

Mark S. Utkov                 Managing Director             None

Edmund J. Wall                Managing Director             None

Stephen K. Wallace            Managing Director             None

W. Charles Warner             Managing Director             None

Geoffrey D. Waters            Managing Director             None

Richard E. Watson             Managing Director             None

Joseph Thompson Weller        Managing Director             None

Ward M. Wilcox                Managing Director             None

John E. Wilfong               Managing Director             None

D. Dodd Williams              Managing Director             None

John Grover Wilson            Managing Director             None

John S. Wilson                Managing Director             None

Bret M. Wood                  Managing Director             None

Randall R. Woodward           Managing Director             None

J. William Wyker III          Managing Director             None

Johnny S. Wyse                Managing Director             None

Paul B. Young, Jr.            Managing Director             None

John J. Zollinger, III        Managing Director             None

William D. Zollinger          Managing Director             None

(c)     None

Item 28.         Location of Accounts and Records:

        All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Morgan Keegan & Company       Morgan Keegan Tower
                              Fifty North Front Street
                              Memphis, TN 38103

Regions Bank                  P.O. Box 10247
Morgan Asset Management       Birmingham, Alabama 35202


BISYS Fund Services, Inc.     3435 Stelzer Road
                              Columbus, Ohio  43219

Item 29.         Management Services:       Not applicable.

Item 30.         Undertakings:  None

                                   SIGNATURES
     Pursuantto the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Regions Morgan Keegan Select Funds, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A land has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and District of Columbia, on the 11th day of February, 2005.

                              REGIONS MORGAN KEEGAN SELECT FUNDS


                              By:  /s/ Carter E. Anthony *
                                   -------------------------------
                                   Carter E. Anthony, President


     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                    Date
---------                          -----                    ----

/s/ Carter E. Anthony*             President                February 11, 2005
---------------------              (Chief Executive
Carter E. Anthony                  Officer)


/s/ Allen B. Morgan, Jr.           Trustee                  February 11, 2005
-----------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*              Treasurer                February 11, 2005
--------------------               (Chief
Joseph C. Weller                   Financial Officer)



/s/ William Jefferies Mann*        Trustee                  February 11, 2005
--------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*    Trustee                  February 11, 2005
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*          Trustee                  February 11, 2005
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                 Trustee                  February 11, 2005
-----------------
Mary S. Stone


/s/ W. Randall Pittman*            Trustee                  February 11, 2005
----------------------
W. Randall Pittman

/s/ J. Kenneth Alderman*           Trustee                  February 11, 2005
-----------------------
J. Kenneth Alderman

*
------------------------
Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on September 10, 2004 in Post-Effective Amendment No. 39 ,
Edgar Accession No. 0000898432-04-000717

                                  EXHIBIT INDEX

Exhibit (i)      Opinion and Consent of Counsel

Exhibit (j)(i)   Accountant's Consent of PricewaterhouseCoopers LLP

Exhibit (j)(ii)  Accountant's Consent of KPMG LLP